UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-173

DODGE & COX FUNDS

(Exact name of registrant as specified in charter)

555 California Street, 40th Floor

San Francisco, CA 94104

(Address of principal executive offices)

Thomas M. Mistele, Esq.

Secretary

555 California Street, 40th Floor

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-981-1710

Date of fiscal year end: December 31, 2014

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

The following is the schedule of investments as of March 31, 2014 for the Dodge & Cox Funds, a Delaware statutory trust, consisting of five series: Dodge & Cox Stock Fund, Dodge & Cox Global Stock Fund, Dodge & Cox International Stock Fund, Dodge & Cox Balanced Fund and Dodge & Cox Income Fund.

STOCK FUND
Portfolio of Investments (unaudited)	March 31, 2014

COMMON STOCKS: 97.7%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 13.3%
CONSUMER DURABLES & APPAREL: 1.5%
Coach, Inc.	9,574,200	$475,454,772
NVR, Inc.(a)	79,700	91,415,900
Panasonic Corp. ADR(b) (Japan)	24,361,597	278,696,670

		845,567,342
MEDIA: 10.7%
Comcast Corp., Class A	33,212,397	1,661,284,098
DISH Network Corp., Class A(a)	9,288,949	577,865,517
News Corp., Class A(a)	6,892,306	118,685,509
Time Warner Cable, Inc.	9,284,910	1,273,703,954
Time Warner, Inc.	21,430,732	1,400,069,722
Twenty-First Century Fox, Inc.	28,508,826	911,427,167

		5,943,035,967
RETAILING: 1.1%
CarMax, Inc.(a)	4,874,350	228,119,580
Liberty Interactive, Series A(a)	13,743,075	396,762,575

		624,882,155

		7,413,485,464
CONSUMER STAPLES: 2.0%
FOOD & STAPLES RETAILING: 1.5%
Wal-Mart Stores, Inc.	10,865,150	830,423,415
FOOD, BEVERAGE & TOBACCO: 0.5%
Unilever PLC ADR(b) (United Kingdom)	6,205,500	265,471,290

		1,095,894,705
ENERGY: 8.8%
Apache Corp.	9,764,941	810,001,856
Baker Hughes, Inc.	10,323,850	671,256,727
Chevron Corp.	6,509,980	774,101,722
National Oilwell Varco, Inc.	8,350,000	650,214,500
Schlumberger, Ltd.(b) (Curacao/United States)	16,101,845	1,569,929,887
Weatherford International, Ltd.(a),(b) (Switzerland)	24,728,700	429,290,232

		4,904,794,924
FINANCIALS: 23.1%
BANKS: 9.5%
Bank of America Corp.	75,878,900	1,305,117,080
BB&T Corp.	10,662,144	428,298,325
HSBC Holdings PLC ADR(b) (United Kingdom)	6,044,029	307,217,994
JPMorgan Chase & Co.	10,840,300	658,114,613
SunTrust Banks, Inc.	10,356,933	412,102,364
Wells Fargo & Co.	43,816,341	2,179,424,801

		5,290,275,177
DIVERSIFIED FINANCIALS: 11.6%
Bank of New York Mellon Corp.	37,726,624	1,331,372,561
Capital One Financial Corp.(c)	28,462,711	2,196,182,781
Charles Schwab Corp.	53,467,600	1,461,269,508
Goldman Sachs Group, Inc.	6,920,600	1,133,940,310
McGraw Hill Financial, Inc.	4,633,025	353,499,807

		6,476,264,967
INSURANCE: 2.0%
AEGON NV(b) (Netherlands)	65,200,494	599,844,545
MetLife, Inc.	9,297,600	490,913,280

		1,090,757,825

		12,857,297,969
HEALTH CARE: 19.2%
HEALTH CARE EQUIPMENT & SERVICES: 3.9%
Boston Scientific Corp.(a)	26,998,600	365,021,072
Cigna Corp.	3,337,184	279,422,416
Express Scripts Holding Co.(a)	7,200,000	540,648,000
Medtronic, Inc.	5,376,000	330,839,040
UnitedHealth Group, Inc.	7,760,877	636,314,305

		2,152,244,833

	SHARES	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 15.3%
Forest Laboratories, Inc.(a)	2,615,837	$241,363,280
GlaxoSmithKline PLC ADR(b) (United Kingdom)	24,435,300	1,305,578,079
Merck & Co., Inc.	24,018,300	1,363,518,891
Novartis AG ADR(b) (Switzerland)	18,486,900	1,571,756,238
Pfizer, Inc.	39,207,564	1,259,346,956
Roche Holding AG ADR(b) (Switzerland)	36,142,200	1,363,283,784
Sanofi ADR(b) (France)	27,370,329	1,430,920,800

		8,535,768,028

		10,688,012,861
INDUSTRIALS: 6.6%
CAPITAL GOODS: 2.9%
General Electric Co.	52,575,975	1,361,191,993
Koninklijke Philips NV(b) (Netherlands)	7,895,587	277,608,839

		1,638,800,832
COMMERCIAL & PROFESSIONAL SERVICES: 1.5%
ADT Corp.(c)	11,942,537	357,678,983
Tyco International, Ltd.(b) (Switzerland)	10,772,075	456,735,980

		814,414,963
TRANSPORTATION: 2.2%
FedEx Corp.	9,146,799	1,212,499,675

		3,665,715,470
INFORMATION TECHNOLOGY: 21.8%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.8%
Maxim Integrated Products, Inc.	12,859,440	425,904,653
SOFTWARE & SERVICES: 11.0%
Adobe Systems, Inc.(a)	4,001,641	263,067,880
AOL, Inc.(a),(c)	5,831,954	255,264,627
Cadence Design Systems, Inc.(a)	11,467,600	178,206,504
Computer Sciences Corp.	4,153,549	252,618,850
eBay, Inc.(a)	12,366,609	683,131,481
Google, Inc., Class A(a)	768,100	856,055,131
Microsoft Corp.	50,892,700	2,086,091,773
Symantec Corp.(c)	51,653,700	1,031,524,389
Synopsys, Inc.(a),(c)	14,022,569	538,606,875

		6,144,567,510
TECHNOLOGY, HARDWARE & EQUIPMENT: 10.0%
Corning, Inc.	34,626,400	720,921,648
EMC Corp.	11,859,486	325,068,511
Hewlett-Packard Co.	71,835,395	2,324,593,382
NetApp, Inc.(c)	17,176,700	633,820,230
Nokia Corp. ADR(a),(b) (Finland)	99,379,400	729,444,796
TE Connectivity, Ltd.(b) (Switzerland)	13,613,875	819,691,414

		5,553,539,981

		12,124,012,144
MATERIALS: 2.3%
Celanese Corp., Series A(c)	9,317,071	517,190,611
Dow Chemical Co.	10,336,889	502,269,436
Vulcan Materials Co.	4,119,526	273,742,503

		1,293,202,550
TELECOMMUNICATION SERVICES: 0.6%
Sprint Corp.(a)	23,532,896	216,267,314
Vodafone Group PLC ADR(b) (United Kingdom)	2,440,645	89,840,143

		306,107,457
TOTAL COMMON STOCKS (Cost $37,569,973,722)		54,348,523,544

1 / Dodge & Cox Stock Fund

Portfolio of Investments (unaudited)	March 31, 2014

SHORT-TERM INVESTMENTS: 1.8%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	$55,128,097	$55,128,097
REPURCHASE AGREEMENT: 1.7%
Fixed Income Clearing Corporation(d) 0.00%, dated 3/31/14, due 4/1/14, maturity value $977,655,000	977,655,000	977,655,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,032,783,097)		1,032,783,097

TOTAL INVESTMENTS (Cost $38,602,756,819)	99.5%	55,381,306,641
OTHER ASSETS LESS LIABILITIES	0.5%	265,669,561

NET ASSETS	100.0%	$55,646,976,202

(a)	Non-income producing
(b)	Security denominated in U.S. dollars
(c)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(d)	Repurchase agreement is collateralized by U.S. Treasury Note 1.00%-2.75%, 12/31/18-4/30/20. Total collateral value is $997,210,513.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes, the Fund uses the country designation of an appropriate broad-based market index. In that circumstance, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

Dodge & Cox Stock Fund / 2

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Portfolio securities and other financial instruments for which market quotes are readily available are valued at market value. Listed securities are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2014:

Security Classification(a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Common Stocks(b)	$54,348,523,544	$—	$—
Short-term Investments
Money Market Fund	55,128,097	—	—
Repurchase Agreement	—	977,655,000	—

Total	$54,403,651,641	$977,655,000	$—

(a)	There were no transfers between Level 1, Level 2 and Level 3 during the period.
(b)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2014, the cost of investments for federal income tax purposes was $38,618,786,557. Net unrealized appreciation aggregated $16,762,520,084, of which $17,430,758,210 represented appreciated securities and $668,238,126 represented depreciated securities.

3 / Dodge & Cox Stock Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities. Each of the companies listed below is considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during the nine-month period ended March 31, 2014. Transactions during the period in securities of affiliated companies were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income(a)		Value at End of Period
ADT Corp.	12,073,537	—	(131,000)	11,942,537	$2,388,507		$357,678,983
AOL, Inc.	5,997,054	—	(165,100)	5,831,954	—	(b)	255,264,627
Capital One Financial Corp.	28,876,111	—	(413,400)	28,462,711	8,538,813		—	(c)
Celanese Corp., Series A	9,419,271	—	(102,200)	9,317,071	1,677,073		517,190,611
NetApp, Inc.	14,635,500	2,700,000	(158,800)	17,176,700	2,195,325		633,820,230
Symantec Corp.	50,304,000	1,900,000	(550,300)	51,653,700	7,673,055		1,031,524,389
Synopsys, Inc.	13,596,636	579,733	(153,800)	14,022,569	—	(b)	538,606,875

					$22,472,773		$3,334,085,715

(a)	Net of foreign taxes, if any
(b)	Non-income producing
(c)	Company was not an affiliate at period end

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at www.dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit www.dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Stock Fund / 4

GLOBAL STOCK FUND Portfolio of Investments (unaudited)	March 31, 2014

COMMON STOCKS: 93.0%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 11.8%
AUTOMOBILES & COMPONENTS: 2.2%
Bayerische Motoren Werke AG (Germany)	341,500	$43,104,216
Mahindra & Mahindra, Ltd. (India)	2,398,426	39,356,314
Yamaha Motor Co., Ltd. (Japan)	1,123,000	17,897,932

		100,358,462
CONSUMER DURABLES & APPAREL: 1.8%
Coach, Inc. (United States)	722,300	35,869,418
Panasonic Corp. (Japan)	3,897,040	44,288,407

		80,157,825
MEDIA: 7.8%
Comcast Corp., Class A (United States)	1,040,600	52,050,812
DISH Network Corp., Class A(a) (United States)	583,100	36,274,651
Grupo Televisa SAB ADR (Mexico)	1,112,700	37,041,783
Naspers, Ltd. (South Africa)	816,700	90,089,891
Television Broadcasts, Ltd. (Hong Kong)	2,778,100	16,708,356
Time Warner Cable, Inc. (United States)	492,071	67,502,300
Time Warner, Inc. (United States)	730,366	47,714,811

		347,382,604

		527,898,891
CONSUMER STAPLES: 3.3%
FOOD & STAPLES RETAILING: 1.1%
Wal-Mart Stores, Inc. (United States)	670,100	51,215,743
FOOD, BEVERAGE & TOBACCO: 2.2%
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)	3,778,485	42,028,295
Unilever PLC (United Kingdom)	1,307,900	55,841,726

		97,870,021

		149,085,764
ENERGY: 5.8%
Apache Corp. (United States)	105,632	8,762,174
Baker Hughes, Inc. (United States)	561,387	36,501,383
National Oilwell Varco, Inc. (United States)	591,200	46,036,744
Saipem SPA (Italy)	1,626,543	39,707,087
Schlumberger, Ltd. (Curacao/United States)	803,500	78,341,250
Weatherford International, Ltd.(a) (Switzerland)	2,819,975	48,954,766

		258,303,404
FINANCIALS: 24.4%
BANKS: 10.2%
Akbank TAS (Turkey)	1,134,100	3,604,187
Banco Santander SA (Spain)	4,587,623	43,741,667
Bank of America Corp. (United States)	3,200,300	55,045,160
Barclays PLC (United Kingdom)	8,623,400	33,554,757
HSBC Holdings PLC (United Kingdom)	3,018,162	30,567,755
ICICI Bank, Ltd. (India)	3,155,263	65,630,633
Kasikornbank PCL- Foreign (Thailand)	8,932,900	50,942,864
Siam Commercial Bank PCL- Foreign (Thailand)	4,468,800	21,696,547
Standard Chartered PLC (United Kingdom)	1,761,983	36,821,440
Wells Fargo & Co. (United States)	1,722,973	85,700,677
Yapi ve Kredi Bankasi AS (Turkey)	16,421,817	31,159,778

		458,465,465
DIVERSIFIED FINANCIALS: 8.6%
Bank of New York Mellon Corp. (United States)	1,837,700	64,852,433
Capital One Financial Corp. (United States)	1,058,200	81,650,712
Charles Schwab Corp. (United States)	3,153,300	86,179,689
Credit Suisse Group AG (Switzerland)	2,285,004	73,896,572
Goldman Sachs Group, Inc. (United States)	289,200	47,385,420
Haci Omer Sabanci Holding AS (Turkey)	7,586,388	29,427,966

		383,392,792

	SHARES	VALUE
INSURANCE: 3.1%
AEGON NV (Netherlands)	6,871,958	$63,079,620
Dai-ichi Life Insurance Co., Ltd. (Japan)	1,030,000	14,968,755
Swiss Life Holding AG (Switzerland)	70,600	17,329,563
Swiss Re AG (Switzerland)	471,000	43,660,935

		139,038,873
REAL ESTATE: 2.5%
BR Malls Participacoes SA (Brazil)	7,250,800	62,569,707
Hang Lung Group, Ltd. (Hong Kong)	9,737,000	48,958,035

		111,527,742

		1,092,424,872
HEALTH CARE: 14.6%
HEALTH CARE EQUIPMENT & SERVICES: 2.2%
Express Scripts Holding Co.(a) (United States)	451,600	33,910,644
UnitedHealth Group, Inc. (United States)	761,200	62,410,788

		96,321,432
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 12.4%
Bayer AG (Germany)	435,720	58,934,457
GlaxoSmithKline PLC (United Kingdom)	2,191,500	58,146,400
GlaxoSmithKline PLC ADR (United Kingdom)	782,100	41,787,603
Merck & Co., Inc. (United States)	1,056,600	59,983,182
Novartis AG (Switzerland)	594,000	50,393,077
Novartis AG ADR (Switzerland)	609,700	51,836,694
Pfizer, Inc. (United States)	560,900	18,016,108
Roche Holding AG (Switzerland)	367,300	110,100,673
Sanofi (France)	1,015,062	105,830,891

		555,029,085

		651,350,517
INDUSTRIALS: 6.8%
CAPITAL GOODS: 4.7%
Koninklijke Philips NV (Netherlands)	904,301	31,774,381
Mitsubishi Electric Corp. (Japan)	2,990,700	33,669,461
Nidec Corp. (Japan)	1,088,200	66,199,756
Schneider Electric SA (France)	721,278	63,942,556
Wienerberger AG (Austria)	705,384	13,507,630

		209,093,784
COMMERCIAL & PROFESSIONAL SERVICES: 1.2%
ADT Corp.(a) (United States)	913,000	27,344,350
Tyco International, Ltd. (Switzerland)	573,100	24,299,440

		51,643,790
TRANSPORTATION: 0.9%
FedEx Corp. (United States)	318,100	42,167,336

		302,904,910
INFORMATION TECHNOLOGY: 18.1%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 1.1%
Samsung Electronics Co., Ltd. (South Korea)	40,717	51,372,005
SOFTWARE & SERVICES: 8.3%
AOL, Inc.(a) (United States)	560,769	24,544,859
Baidu, Inc. ADR(a) (Cayman Islands/China)	266,400	40,594,032
eBay, Inc.(a) (United States)	716,400	39,573,936
Google, Inc., Class A(a) (United States)	53,600	59,737,736
Microsoft Corp. (United States)	3,201,400	131,225,386
Nintendo Co., Ltd. (Japan)	276,200	32,807,364
Symantec Corp. (United States)	1,415,600	28,269,532
Synopsys, Inc.(a) (United States)	346,800	13,320,588

		370,073,433

1 / Dodge & Cox Global Stock Fund

Portfolio of Investments (unaudited)	March 31, 2014

COMMON STOCKS (continued)

	SHARES	VALUE
TECHNOLOGY, HARDWARE & EQUIPMENT: 8.7%
Corning, Inc. (United States)	2,529,800	$52,670,436
EMC Corp. (United States)	908,300	24,896,503
Hewlett-Packard Co. (United States)	5,298,400	171,456,224
NetApp, Inc. (United States)	977,200	36,058,680
Nokia Oyj(a) (Finland)	4,483,525	33,292,555
TE Connectivity, Ltd. (Switzerland)	684,115	41,190,564
Telefonaktiebolaget LM Ericsson (Sweden)	2,303,947	30,684,645

		390,249,607

		811,695,045
MATERIALS: 2.7%
Akzo Nobel NV (Netherlands)	241,228	19,683,767
Celanese Corp., Series A (United States)	861,300	47,810,763
Lafarge SA (France)	680,171	53,130,014

		120,624,544
TELECOMMUNICATION SERVICES: 5.5%
America Movil SAB de CV, Series L (Mexico)	45,502,800	45,379,070
Bharti Airtel, Ltd. (India)	2,105,182	11,144,096
Millicom International Cellular SA SDR (Luxembourg)	694,300	70,746,234
MTN Group, Ltd. (South Africa)	1,812,100	37,100,889
Sprint Corp.(a) (United States)	1,964,691	18,055,510
Telecom Italia SPA- RSP (Italy)	48,732,284	45,585,351
Telekom Austria AG (Austria)	1,990,197	19,784,786

		247,795,936

TOTAL COMMON STOCKS (Cost $3,022,466,376)		4,162,083,883

PREFERRED STOCKS: 3.1%
ENERGY: 1.4%
Petroleo Brasileiro SA ADR (Brazil)	4,386,500	60,840,755
FINANCIALS: 1.0%
BANKS: 1.0%
Itau Unibanco Holding SA (Brazil)	3,160,300	47,216,469
INFORMATION TECHNOLOGY: 0.7%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.7%
Samsung Electronics Co., Ltd. (South Korea)	32,247	32,021,306

TOTAL PREFERRED STOCKS (Cost $151,085,836)		140,078,530

SHORT-TERM INVESTMENTS: 3.7%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	$4,406,653	4,406,653
REPURCHASE AGREEMENT: 3.6%
Fixed Income Clearing Corporation(b) 0.00%, dated 3/31/14, due 4/1/14, maturity value $160,740,000	160,740,000	160,740,000
TREASURY BILL: 0.0%(c)
Swedish Treasury Bill (Sweden) 6/18/14	70,000	10,800
TOTAL SHORT-TERM INVESTMENTS (Cost $165,157,453)		165,157,453

TOTAL INVESTMENTS (Cost $3,338,709,723)	99.8%	4,467,319,866
OTHER ASSETS LESS LIABILITIES	0.2%	8,774,618

NET ASSETS	100.0%	$4,476,094,484

(a)	Non-income producing
(b)	Repurchase agreement is collateralized by U.S. Treasury Note 0.75%, 10/31/17. Total collateral value is $163,959,218.
(c)	Rounds to 0.0%

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes, the Fund uses the country designation of an appropriate broad-based market index. In that circumstance, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

SDR: Swedish Depository Receipt

FORWARD FOREIGN CURRENCY CONTRACTS

As of March 31, 2014, open forward foreign currency contracts are summarized as follows;

		Contract Amount
Counterparty	Settlement Date	Receive U.S. Dollar	Deliver Foreign Currency	Unrealized Appreciaion/ (Depreciation)
Contracts to sell EUR:
Citibank	5/7/2014	26,417,723	19,500,000	$(444,500)
UBS	5/14/2014	26,529,750	19,500,000	(332,209)
Credit Suisse	6/4/2014	37,617,262	27,250,000	80,436
Deutsche Bank	6/11/2014	26,939,228	19,400,000	215,853
Barclays	6/18/2014	26,468,539	19,000,000	296,250
HSBC	6/18/2014	15,317,115	11,000,000	164,737

				$(19,433)

Dodge & Cox Global Stock Fund / 2

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Portfolio securities and other financial investments for which market quotes are readily available are valued at market value. Listed securities are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Security values are not discounted based on the size of the Fund’s position. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the security is valued at fair value as determined in good faith by or under the direction of the Board of Trustees. The Fund may use fair value pricing in calculating its net asset value (NAV) when, for example, (i) the primary market for a security is closed or if trading of a security is suspended or limited, (ii) the Fund determines that the price provided by a pricing service is inaccurate or unreliable, or (iii) the Fund determines that a significant event affecting the value of a security has occurred before the close of the NYSE but after the close of the security’s primary market. An event is considered significant if there is both an affirmative expectation that the security’s value will materially change in response to the event and a reasonable basis exists for quantifying a resulting change in value. Because trading in securities on most non-U.S exchanges is normally completed before the close of the NYSE, the value of foreign securities can change by the time the Fund calculates its NAV. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in securities indices, specific security prices, and exchange rates in foreign markets. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. In addition, fair values may not reflect the price that the Fund could obtain for a security if it were to dispose of that security at the time of pricing.

The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.

3 / Dodge & Cox Global Stock Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2014:

Classification(a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)		LEVEL 3 (Significant Unobservable Inputs)
Securities(b)
Common Stocks	$4,162,083,883	$—		$—
Preferred Stocks	140,078,530	—		—
Short-term Investments
Money Market Fund	4,406,653	—		—
Repurchase Agreement	—	160,740,000		—
Treasury Bill	—	10,800		—

Total	$4,306,569,066	$160,750,800		$—

Other Financial Instruments
Forward Currency Contracts	$—	$(19,433	)(c)	$—

(a)

Transfers during the period between Level 1 and Level 2 relate to the use of systematic fair valuation. On days when systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. There were no Level 3 securities at March 31, 2014 and December 31, 2013, and there were no transfers to Level 3 during the period.

(b)	For a detailed break-out of common stocks and preferred stocks by major industry classification, please refer to the Portfolio of Investments.
(c)	Represents net unrealized depreciation on forward currency contracts.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2014, the cost of investments for federal income tax purposes was $3,344,275,656. Net unrealized appreciation aggregated $1,123,044,210, of which $1,168,684,072 represented appreciated securities and $45,639,862 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at www.dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit www.dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Global Stock Fund / 4

INTERNATIONAL STOCK FUND
Portfolio of Investments (unaudited)	March 31, 2014

COMMON STOCKS: 95.4%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 11.7%
AUTOMOBILES & COMPONENTS: 4.2%
Bayerische Motoren Werke AG (Germany)	7,886,400	$995,423,404
Honda Motor Co., Ltd. (Japan)	2,550,000	89,780,555
Honda Motor Co., Ltd. ADR (Japan)	6,758,400	238,841,856
Mahindra & Mahindra, Ltd. (India)	13,910,309	228,257,404
NGK Spark Plug Co., Ltd.(b) (Japan)	16,720,000	375,821,344
Yamaha Motor Co., Ltd.(b) (Japan)	28,851,100	459,817,464

		2,387,942,027
CONSUMER DURABLES & APPAREL: 1.6%
Panasonic Corp. (Japan)	81,287,034	923,796,841
MEDIA: 5.9%
Grupo Televisa SAB ADR (Mexico)	19,560,592	651,172,108
Liberty Global PLC, Series A(a) (United Kingdom)	2,481,805	103,243,088
Liberty Global PLC, Series C(a) (United Kingdom)	9,631,747	392,108,420
Naspers, Ltd. (South Africa)	18,320,895	2,020,971,523
Television Broadcasts, Ltd.(b) (Hong Kong)	40,022,900	240,710,151

		3,408,205,290

		6,719,944,158
CONSUMER STAPLES: 2.8%
FOOD, BEVERAGE & TOBACCO: 2.8%
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)	27,801,444	309,236,980
Imperial Tobacco Group PLC (United Kingdom)	13,701,800	553,484,867
Unilever PLC (United Kingdom)	17,340,000	740,343,700

		1,603,065,547
ENERGY: 6.0%
Royal Dutch Shell PLC ADR (United Kingdom)	10,767,046	786,640,381
Saipem SPA (Italy)	20,970,000	511,918,597
Schlumberger, Ltd. (Curacao/United States)	12,452,217	1,214,091,158
Total SA (France)	6,218,600	407,791,655
Weatherford International, Ltd.(a) (Switzerland)	31,300,592	543,378,277

		3,463,820,068
FINANCIALS: 24.4%
BANKS: 14.4%
Akbank TAS (Turkey)	16,688,300	53,035,678
Banco Santander SA (Spain)	55,563,547	529,782,454
Barclays PLC (United Kingdom)	171,045,898	665,561,556
BNP Paribas SA (France)	6,774,558	522,552,815
HSBC Holdings PLC (United Kingdom)	108,404,921	1,097,918,221
ICICI Bank, Ltd. (India)	41,574,757	864,770,260
Kasikornbank PCL- Foreign (Thailand)	109,928,627	626,904,932
Lloyds Banking Group PLC(a) (United Kingdom)	383,000,000	476,654,063
Mitsubishi UFJ Financial Group, Inc. (Japan)	60,799,900	333,997,416
Siam Commercial Bank PCL- Foreign (Thailand)	38,038,800	184,682,830
Standard Bank Group, Ltd. (South Africa)	28,198,309	371,763,420
Standard Chartered PLC (United Kingdom)	54,533,224	1,139,620,428
UniCredit SPA (Italy)	102,892,588	939,802,030
Yapi ve Kredi Bankasi AS(b) (Turkey)	234,711,168	445,355,584

		8,252,401,687
DIVERSIFIED FINANCIALS: 4.3%
Credit Suisse Group AG (Switzerland)	45,917,105	1,484,949,982
Deutsche Boerse AG (Germany)	4,892,000	389,338,701
Haci Omer Sabanci Holding AS (Turkey)	75,195,354	291,686,423
ING Groep NV(a) (Netherlands)	21,062,319	298,144,482

		2,464,119,588

	SHARES	VALUE
INSURANCE: 4.0%
AEGON NV (Netherlands)	83,386,863	$765,431,284
Aviva PLC (United Kingdom)	800,942	6,369,336
Dai-ichi Life Insurance Co., Ltd. (Japan)	15,269,300	221,905,246
Swiss Life Holding AG (Switzerland)	1,350,000	331,372,660
Swiss Re AG (Switzerland)	10,171,868	942,915,653

		2,267,994,179
REAL ESTATE: 1.7%
BR Malls Participacoes SA(b) (Brazil)	53,524,100	461,878,307
Hang Lung Group, Ltd.(b) (Hong Kong)	74,700,900	375,599,188
Hang Lung Properties, Ltd. (Hong Kong)	55,364,000	158,815,058

		996,292,553

		13,980,808,007
HEALTH CARE: 15.1%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 15.1%
Bayer AG (Germany)	8,920,350	1,206,545,438
GlaxoSmithKline PLC (United Kingdom)	27,020,000	716,913,405
GlaxoSmithKline PLC ADR (United Kingdom)	19,853,749	1,060,785,809
Novartis AG (Switzerland)	2,560,000	217,182,286
Novartis AG ADR (Switzerland)	16,305,000	1,386,251,100
Roche Holding AG (Switzerland)	7,395,400	2,216,821,447
Sanofi (France)	17,494,120	1,823,946,031

		8,628,445,516
INDUSTRIALS: 9.6%
CAPITAL GOODS: 8.1%
Compagnie de Saint-Gobain SA (France)	5,832,882	352,364,013
Koninklijke Philips NV (Netherlands)	36,891,948	1,296,270,611
Mitsubishi Electric Corp. (Japan)	82,112,600	924,428,050
Nexans SA (France)	778,798	40,818,889
Nidec Corp.(b) (Japan)	14,581,000	887,023,194
Schneider Electric SA (France)	11,624,546	1,030,536,340
Wienerberger AG(b) (Austria)	6,872,477	131,603,323

		4,663,044,420
COMMERCIAL & PROFESSIONAL SERVICES: 1.2%
ADT Corp. (United States)	7,476,860	223,931,957
Tyco International, Ltd. (Switzerland)	10,608,920	449,818,208

		673,750,165
TRANSPORTATION: 0.3%
DP World, Ltd. (United Arab Emirates)	8,122,304	145,389,242

		5,482,183,827
INFORMATION TECHNOLOGY: 14.7%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 2.6%
Infineon Technologies AG(b) (Germany)	63,788,456	761,200,437
Samsung Electronics Co., Ltd. (South Korea)	580,180	732,004,077

		1,493,204,514
SOFTWARE & SERVICES: 3.0%
Baidu, Inc. ADR(a) (Cayman Islands/China)	3,116,487	474,890,289
Fujitsu, Ltd.(b) (Japan)	103,523,000	625,862,055
Nintendo Co., Ltd. (Japan)	5,248,000	623,363,658

		1,724,116,002
TECHNOLOGY, HARDWARE & EQUIPMENT: 9.1%
Brother Industries, Ltd.(b) (Japan)	18,185,100	254,237,265
Hewlett-Packard Co. (United States)	47,849,204	1,548,400,241
Kyocera Corp. (Japan)	10,467,800	471,895,300
Nokia Oyj(a) (Finland)	150,479,200	1,117,387,988
TE Connectivity, Ltd. (Switzerland)	12,270,462	738,804,517
Telefonaktiebolaget LM Ericsson (Sweden)	81,393,400	1,084,021,303

		5,214,746,614

		8,432,067,130

1 / Dodge & Cox International Stock Fund

Portfolio of Investments (unaudited)	March 31, 2014

COMMON STOCKS (continued)

	SHARES	VALUE
MATERIALS: 4.3%
Akzo Nobel NV (Netherlands)	4,027,471	$328,634,319
Lafarge SA(b) (France)	19,114,291	1,493,069,458
Lanxess AG (Germany)	3,441,980	259,615,863
Linde AG (Germany)	1,355,205	271,088,048
Norsk Hydro ASA (Norway)	24,495,863	122,115,219

		2,474,522,907
TELECOMMUNICATION SERVICES: 6.8%
America Movil SAB de CV, Series L (Mexico)	798,315,000	796,144,253
Bharti Airtel, Ltd. (India)	39,912,904	211,284,936
Millicom International Cellular SA SDR(b) (Luxembourg)	8,365,392	852,398,069
MTN Group, Ltd. (South Africa)	46,340,300	948,770,105
Telecom Italia SPA (Italy)	201,500,000	237,622,508
Telecom Italia SPA- RSP (Italy)	316,735,486	296,281,993
Telekom Austria AG (Austria)	12,767,576	126,923,996
Vodafone Group PLC (United Kingdom)	117,595,800	431,897,829

		3,901,323,689

TOTAL COMMON STOCKS (Cost $45,518,922,981)		54,686,180,849

PREFERRED STOCKS: 2.6%
ENERGY: 1.1%
Petroleo Brasileiro SA ADR (Brazil)	42,536,000	589,974,320
FINANCIALS: 1.2%
BANKS: 1.2%
Itau Unibanco Holding SA (Brazil)	45,950,000	686,516,086
INFORMATION TECHNOLOGY: 0.3%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.3%
Samsung Electronics Co., Ltd. (South Korea)	187,367	186,055,634

TOTAL PREFERRED STOCKS (Cost $1,506,201,824)		1,462,546,040

SHORT-TERM INVESTMENTS: 1.5%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	$56,751,264	56,751,264
REPURCHASE AGREEMENT: 1.4%
Fixed Income Clearing Corporation(c) 0.00%, dated 3/31/14, due 4/1/14, maturity value $795,232,000	795,232,000	795,232,000
TREASURY BILL: 0.0%(d)
Sweden Treasury Bill (Sweden) 6/18/14	131,795,000	20,334,315

TOTAL SHORT-TERM INVESTMENTS (Cost $872,427,184)		872,317,579

TOTAL INVESTMENTS (Cost $47,897,551,989)	99.5%	57,021,044,468
OTHER ASSETS LESS LIABILITIES	0.5%	303,858,195

NET ASSETS	100.0%	$57,324,902,663

(a)	Non-income producing
(b)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(c)	Repurchase agreement is collateralized by U.S. Treasury Note 0.875%-3.125%, 4/30/19-7/31/19. Total collateral value is $811,143,688.
(d)	Rounds to 0.0%

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes, the Fund uses the country designation of an appropriate broad-based market index. In that circumstance, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

NVDR: Non-Voting Depositary Receipt

SDR: Swedish Depository Receipt

FORWARD FOREIGN CURRENCY CONTRACTS

As of March 31, 2014, open forward foreign currency contracts are summarized as follows:

		Contract Amount
Counterparty	Settlement Date	Receive U.S. Dollar	Deliver Foreign Currency	Unrealized Appreciation/ (Depreciation)
Contracts to sell EUR:
Citibank	5/7/2014	677,377,500	500,000,000	$(11,397,444)
UBS	5/14/2014	680,250,000	500,000,000	(8,518,169)
Credit Suisse	6/4/2014	690,225,000	500,000,000	1,475,885
Deutsche Bank	6/11/2014	694,310,000	500,000,000	5,563,218
Barclays	6/18/2014	696,540,500	500,000,000	7,796,051
HSBC	6/18/2014	417,739,500	300,000,000	4,492,831

				$(587,628)

Dodge & Cox International Stock Fund / 2

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Portfolio securities and other financial investments for which market quotes are readily available are valued at market value. Listed securities are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Security values are not discounted based on the size of the Fund’s position. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Forward foreign currency contracts are valued based on the applicable exchange rate of the underlying currency.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the security is valued at fair value as determined in good faith by or under the direction of the Board of Trustees. The Fund may use fair value pricing in calculating its net asset value (NAV) when, for example, (i) the primary market for a security is closed or if trading of a security is suspended or limited, (ii) the Fund determines that the price provided by a pricing service is inaccurate or unreliable, or (iii) the Fund determines that a significant event affecting the value of a security has occurred before the close of the NYSE but after the close of the security’s primary market. An event is considered significant if there is both an affirmative expectation that the security’s value will materially change in response to the event and a reasonable basis exists for quantifying a resulting change in value. Because trading in securities on most non-U.S exchanges is normally completed before the close of the NYSE, the value of foreign securities can change by the time the Fund calculates its NAV. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in securities indices, specific security prices, and exchange rates in foreign markets. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. In addition, fair values may not reflect the price that the Fund could obtain for a security if it were to dispose of that security at the time of pricing.

The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.

3 / Dodge & Cox International Stock Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2014:

Classification(a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)		LEVEL 3 (Significant Unobservable Inputs)
Securities(b)
Common Stocks	$54,686,180,849	$—		$—
Preferred Stocks	1,462,546,040	—		—
Short-term Investments
Money Market Fund	56,751,264	—		—
Repurchase Agreement	—	795,232,000		—
Treasury Bill	—	20,334,315		—

Total	$56,205,478,153	$815,566,315		$—

Other Financial Instruments

Forward Currency Contracts	$—	$(587,628	)(c)	$—

(a)

Transfers during the period between Level 1 and Level 2 relate to the use of systematic fair valuation. On days when systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. There were no Level 3 securities at March 31, 2014 and December 31, 2013, and there were no transfers to Level 3 during the period.

(b)	For a detailed break-out of common stocks and preferred stocks by major industry classification, please refer to the Portfolio of Investments.
(c)	Represents net unrealized depreciation on forward currency contracts.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2014, the cost of investments for federal income tax purposes was $47,948,452,042. Net unrealized appreciation aggregated $9,072,592,426, of which $13,100,400,958 represented appreciated securities and $4,027,808,532 represented depreciated securities.

Dodge & Cox International Stock Fund / 4

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities. Each of the companies listed below is considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during the nine-month period ended March 31, 2014. Transactions during the period in securities of affiliated companies were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income(a)	Value at End of Period
BR Malls Participacoes SA (Brazil)	46,424,100	7,100,000	—	53,524,100	$—	$461,878,307
Brother Industries, Ltd. (Japan)	18,185,100	—	—	18,185,100	1,922,936	254,237,265
Fujitsu, Ltd. (Japan)	103,523,000	—	—	103,523,000	3,648,923	625,862,055
Hang Lung Group, Ltd. (Hong Kong)	68,625,500	6,075,400	—	74,700,900	—	375,599,188
Infineon Technologies AG (Germany)	63,788,456	—	—	63,788,456	10,476,101	761,200,437
Lafarge SA (France)	19,314,291	—	(200,000)	19,114,291	—	1,493,069,458
Millicom International Cellular SA SDR (Luxembourg)	6,580,880	1,784,512	—	8,365,392	—	852,398,069
NGK Spark Plug Co., Ltd. (Japan)	16,720,000	—	—	16,720,000	1,915,347	375,821,344
Nidec Corp. (Japan)	7,290,500	7,290,500	—	14,581,000	3,533,360	887,023,194
Television Broadcasts, Ltd. (Hong Kong)	37,596,400	2,426,500	—	40,022,900	—	240,710,151
Wienerberger AG (Austria)	13,185,029	—	(6,312,552)	6,872,477	—	131,603,323
Yamaha Motor Co., Ltd. (Japan)	28,851,100	—	—	28,851,100	1,488,022	459,817,464
Yapi ve Kredi Bankasi AS (Turkey)	168,737,068	65,974,100	—	234,711,168	—	445,355,584

					$22,984,689	$7,364,575,839

(a)	Net of foreign taxes, if any

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at www.dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit www.dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

5 / Dodge & Cox International Stock Fund

BALANCED FUND
Portfolio of Investments (unaudited)	March 31, 2014

COMMON STOCKS: 65.8%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 8.5%
CONSUMER DURABLES & APPAREL: 0.9%
Coach, Inc.	1,735,036	$86,161,888
Panasonic Corp. ADR(b) (Japan)	3,797,887	43,447,827

		129,609,715
MEDIA: 6.9%
Comcast Corp., Class A	6,054,774	302,859,795
DISH Network Corp., Class A(a)	1,632,732	101,572,258
News Corp., Class A(a)	928,050	15,981,021
Time Warner Cable, Inc.	1,455,883	199,718,030
Time Warner, Inc.	3,717,066	242,835,922
Twenty-First Century Fox, Inc.	4,832,200	154,485,434

		1,017,452,460
RETAILING: 0.7%
CarMax, Inc.(a)	701,000	32,806,800
Liberty Interactive, Series A(a)	2,309,650	66,679,595

		99,486,395

		1,246,548,570
CONSUMER STAPLES: 1.2%
FOOD & STAPLES RETAILING: 1.0%
Wal-Mart Stores, Inc.	1,951,900	149,183,717
FOOD, BEVERAGE & TOBACCO: 0.2%
Unilever PLC ADR(b) (United Kingdom)	602,400	25,770,672

		174,954,389
ENERGY: 6.0%
Apache Corp.	1,704,778	141,411,335
Baker Hughes, Inc.	1,847,579	120,129,587
Chevron Corp.	1,208,579	143,712,129
National Oilwell Varco, Inc.	1,280,000	99,673,600
Schlumberger, Ltd.(b) (Curacao/United States)	2,901,521	282,898,297
Weatherford International, Ltd.(a),(b) (Switzerland)	4,800,000	83,328,000

		871,152,948
FINANCIALS: 15.8%
BANKS: 6.3%
Bank of America Corp.	13,615,600	234,188,320
BB&T Corp.	1,839,584	73,896,089
HSBC Holdings PLC ADR(b) (United Kingdom)	970,561	49,333,616
JPMorgan Chase & Co.	1,999,900	121,413,929
SunTrust Banks, Inc.	1,534,490	61,057,357
Wells Fargo & Co.	7,768,506	386,405,488

		926,294,799
DIVERSIFIED FINANCIALS: 8.1%
Bank of New York Mellon Corp.	6,851,900	241,803,551
Capital One Financial Corp.	5,232,659	403,751,969
Charles Schwab Corp.	10,199,900	278,763,267
Goldman Sachs Group, Inc.	1,227,000	201,043,950
McGraw Hill Financial, Inc.	651,971	49,745,387

		1,175,108,124
INSURANCE: 1.4%
AEGON NV(b) (Netherlands)	11,900,794	109,487,305
MetLife, Inc.	1,750,000	92,400,000

		201,887,305

		2,303,290,228
HEALTH CARE: 12.8%
HEALTH CARE EQUIPMENT & SERVICES: 2.4%
Boston Scientific Corp.(a)	3,991,300	53,962,376
Cigna Corp.	566,216	47,409,266
Express Scripts Holding Co.(a)	1,370,000	102,873,300
Medtronic, Inc.	750,200	46,167,308
UnitedHealth Group, Inc.	1,318,386	108,094,468

		358,506,718

	SHARES	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 10.4%
Forest Laboratories, Inc.(a)	392,325	$36,199,828
GlaxoSmithKline PLC ADR(b) (United Kingdom)	4,860,600	259,701,858
Merck & Co., Inc.	4,209,475	238,971,896
Novartis AG ADR(b) (Switzerland)	3,374,900	286,933,998
Pfizer, Inc.	6,486,217	208,337,290
Roche Holding AG ADR(b) (Switzerland)	5,600,000	211,232,000
Sanofi ADR(b) (France)	5,215,165	272,648,826

		1,514,025,696

		1,872,532,414
INDUSTRIALS: 4.6%
CAPITAL GOODS: 2.0%
General Electric Co.	9,672,200	250,413,258
Koninklijke Philips NV(b) (Netherlands)	1,313,341	46,177,069

		296,590,327
COMMERCIAL & PROFESSIONAL SERVICES: 1.1%
ADT Corp.	2,217,717	66,420,624
Tyco International, Ltd.(b) (Switzerland)	2,295,434	97,326,402

		163,747,026
TRANSPORTATION: 1.5%
FedEx Corp.	1,602,954	212,487,582

		672,824,935
INFORMATION TECHNOLOGY: 15.1%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.5%
Maxim Integrated Products, Inc.	2,093,791	69,346,358
SOFTWARE & SERVICES: 7.6%
Adobe Systems, Inc.(a)	706,097	46,418,817
AOL, Inc.(a)	689,074	30,160,769
Cadence Design Systems, Inc.(a)	1,570,700	24,408,678
Computer Sciences Corp.	565,132	34,371,328
eBay, Inc.(a)	2,107,031	116,392,392
Google, Inc., Class A(a)	138,000	153,802,380
Microsoft Corp.	10,094,900	413,789,951
Symantec Corp.	9,494,000	189,595,180
Synopsys, Inc.(a)	2,503,100	96,144,071

		1,105,083,566
TECHNOLOGY, HARDWARE & EQUIPMENT: 7.0%
Corning, Inc.	6,805,000	141,680,100
EMC Corp.	1,639,722	44,944,780
Hewlett-Packard Co.	14,311,412	463,117,292
NetApp, Inc.	3,168,985	116,935,547
Nokia Corp. ADR(a),(b) (Finland)	14,040,260	103,055,508
TE Connectivity, Ltd.(b) (Switzerland)	2,570,536	154,771,973

		1,024,505,200

		2,198,935,124
MATERIALS: 1.5%
Celanese Corp., Series A	1,825,960	101,359,039
Dow Chemical Co.	1,610,754	78,266,537
Vulcan Materials Co.	635,877	42,254,027

		221,879,603
TELECOMMUNICATION SERVICES: 0.3%
Sprint Corp.(a)	4,154,101	38,176,188
Vodafone Group PLC ADR(b) (United Kingdom)	332,898	12,253,976

		50,430,164

TOTAL COMMON STOCKS (Cost $6,332,671,298)		9,612,548,375

PREFERRED STOCKS: 0.4%
CONSUMER DISCRETIONARY: 0.4%
MEDIA: 0.4%
NBC Universal Enterprise, Inc. 5.25%(d)	52,710	53,237,100

TOTAL PREFERRED STOCKS (Cost $52,718,310)		53,237,100

1 / Dodge & Cox Balanced Fund

Portfolio of Investments (unaudited)	March 31, 2014

FIXED INCOME SECURITIES: 31.4%

	PAR VALUE	VALUE
U.S. TREASURY: 3.5%
U.S. Treasury Note
0.125%, 7/31/14	$50,000,000	$50,009,750
0.25%, 1/15/15	135,000,000	135,147,690
0.25%, 11/30/15	50,000,000	49,964,850
1.50%, 7/31/16	125,000,000	127,656,250
0.625%, 2/15/17	125,000,000	124,218,750
1.50%, 2/28/19	20,500,000	20,301,396

		507,298,686
GOVERNMENT-RELATED: 2.7%
FEDERAL AGENCY: 0.2%
Arkansas Dev. Finance Authority	54,443	55,196
9.75%, 11/15/14
Small Business Admin. - 504 Program
Series 1996-20L 1, 6.70%, 12/1/16	277,864	289,152
Series 1997-20F 1, 7.20%, 6/1/17	429,897	457,136
Series 1997-20I 1, 6.90%, 9/1/17	565,973	604,190
Series 1998-20D 1, 6.15%, 4/1/18	686,005	723,837
Series 1998-20I 1, 6.00%, 9/1/18	440,382	466,482
Series 1999-20F 1, 6.80%, 6/1/19	495,806	537,525
Series 2000-20D 1, 7.47%, 4/1/20	1,746,040	1,919,125
Series 2000-20E 1, 8.03%, 5/1/20	782,906	870,629
Series 2000-20G 1, 7.39%, 7/1/20	883,057	969,832
Series 2000-20I 1, 7.21%, 9/1/20	609,249	670,396
Series 2001-20E 1, 6.34%, 5/1/21	1,947,998	2,118,586
Series 2001-20G 1, 6.625%, 7/1/21	1,640,121	1,797,985
Series 2003-20J 1, 4.92%, 10/1/23	6,469,822	6,885,155
Series 2007-20F 1, 5.71%, 6/1/27	5,689,226	6,319,138

		24,684,364
FOREIGN AGENCY: 0.7%
Export-Import Bank of Korea(b) (South Korea)
4.00%, 1/11/17	15,000,000	16,164,585
Petroleo Brasileiro SA(b) (Brazil)
5.375%, 1/27/21	43,160,000	43,653,103
4.375%, 5/20/23	29,800,000	27,271,261
6.25%, 3/17/24	8,400,000	8,655,352
Petroleos Mexicanos(b) (Mexico)
6.375%, 1/23/45(d)	13,225,000	14,266,469

		110,010,770
LOCAL AUTHORITY: 1.7%
L.A. Unified School District GO
6.758%, 7/1/34	19,000,000	24,577,260
New Jersey Turnpike Authority RB
7.414%, 1/1/40	3,350,000	4,698,007
7.102%, 1/1/41	22,436,000	30,485,588
State of California GO
7.50%, 4/1/34	36,895,000	49,763,976
7.55%, 4/1/39	25,975,000	36,091,743
7.30%, 10/1/39	13,730,000	18,374,447
7.625%, 3/1/40	8,790,000	12,269,697
State of Illinois GO
4.961%, 3/1/16	3,215,000	3,434,585
5.365%, 3/1/17	37,215,000	40,661,109
5.665%, 3/1/18	26,160,000	28,937,930

		249,294,342
SOVEREIGN: 0.1%
Spain Government International(b) (Spain)
4.00%, 3/6/18(d)	18,350,000	19,357,599

		403,347,075
MORTGAGE-RELATED: 11.3%
FEDERAL AGENCY CMO & REMIC: 2.8%
Dept. of Veterans Affairs
Series 1995-1 1, 7.224%, 2/15/25	538,509	609,332
Series 1995-2C 3A, 8.793%, 6/15/25	234,628	282,269
Series 2002-1 2J, 6.50%, 8/15/31	13,795,463	15,767,855
Fannie Mae
Trust 2001-T5 A3, 7.50%, 6/19/30	796,770	936,914

	PAR VALUE	VALUE
Trust 2002-33 A1, 7.00%, 6/25/32	$2,527,915	$2,893,995
Trust 2002-86 PE, 6.00%, 8/25/32	221,916	222,796
Trust 2005-W4 1A2, 6.50%, 8/25/35	9,229,005	10,429,874
Trust 2009-66 ET, 6.00%, 5/25/39	10,333,059	11,075,582
Trust 2009-30 AG, 6.50%, 5/25/39	5,506,098	5,984,985
Trust 2001-T7 A1, 7.50%, 2/25/41	2,194,260	2,530,008
Trust 2001-T8 A1, 7.50%, 7/25/41	2,082,862	2,425,039
Trust 2001-T4 A1, 7.50%, 7/25/41	2,079,872	2,470,799
Trust 2001-W3 A, 7.00%, 9/25/41	1,717,637	1,962,075
Trust 2001-T10 A2, 7.50%, 12/25/41	1,883,578	2,191,992
Trust 2013-106 MA, 4.00%, 2/25/42	15,270,913	16,088,777
Trust 2002-W6 2A1, 6.502%, 6/25/42	2,190,763	2,494,331
Trust 2002-W8 A2, 7.00%, 6/25/42	2,599,957	3,007,396
Trust 2003-W2 1A1, 6.50%, 7/25/42	4,239,507	4,815,312
Trust 2003-W2 1A2, 7.00%, 7/25/42	1,687,076	1,944,134
Trust 2003-W4 4A, 7.062%, 10/25/42	2,568,324	2,947,776
Trust 2012-121 NB, 7.00%, 11/25/42	4,846,510	5,382,146
Trust 2012-134 FK, 0.504%, 12/25/42	18,464,274	18,262,275
Trust 2013-15 FA, 0.504%, 3/25/43	25,960,491	25,662,179
Trust 2013-98 FA, 0.704%, 9/25/43	12,222,478	12,253,487
Trust 2013-92 FA, 0.704%, 9/25/43	52,443,004	52,541,859
Trust 2004-T1 1A2, 6.50%, 1/25/44	2,836,295	3,219,133
Trust 2004-W2 5A, 7.50%, 3/25/44	6,483,757	7,587,208
Trust 2004-W8 3A, 7.50%, 6/25/44	1,010,857	1,177,247
Trust 2009-11 MP, 7.00%, 3/25/49	13,530,760	15,045,312
Freddie Mac
Series 1078 GZ, 6.50%, 5/15/21	264,808	279,370
Series 16 PK, 7.00%, 8/25/23	3,573,281	4,017,540
Series T-48 1A4, 5.538%, 7/25/33	38,516,438	42,277,183
Series 4240 FA, 0.655%, 8/15/43	11,789,630	11,714,695
Series 314 F2, 0.765%, 9/15/43	25,380,108	25,625,241
Series T-51 1A, 6.50%, 9/25/43	250,121	284,480
Series T-59 1A1, 6.50%, 10/25/43	13,694,478	15,141,299
Series 4281 BC, 6.713%, 12/15/43	76,760,905	85,282,594

		416,834,489
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 8.5%
Fannie Mae, 15 Year
4.00%, 2/1/27	54,185,962	57,408,842
4.50%, 1/1/25 - 1/1/27	31,160,511	33,032,931
6.00%, 7/1/16 - 3/1/22	9,034,924	9,528,751
6.50%, 12/1/14 - 11/1/18	10,143,021	10,665,113
7.00%, 11/1/18	775,208	814,982
7.50%, 9/1/15 - 8/1/17	3,101,335	3,200,379
Fannie Mae, 20 Year
4.00%, 11/1/30 - 11/1/31	157,611,868	166,279,044
4.50%, 1/1/31 - 5/1/32	93,931,043	101,312,600
6.50%, 1/1/22 - 10/1/26	4,258,280	4,832,323
Fannie Mae, 30 Year
5.50%, 7/1/33 - 8/1/37	29,600,839	32,882,632
6.00%, 9/1/36 - 3/1/40	48,681,325	54,391,676
6.50%, 12/1/28 - 8/1/39	60,358,667	67,405,277
7.00%, 4/1/37 - 8/1/37	15,254,865	16,967,293
Fannie Mae, Hybrid ARM
1.916%, 1/1/35	4,757,896	4,996,626
1.985%, 12/1/34	3,015,773	3,165,444
2.13%, 9/1/34	2,723,560	2,897,619
2.237%, 1/1/35	2,170,538	2,313,414
2.263%, 8/1/35	2,569,316	2,721,751
2.628%, 8/1/38	6,235,112	6,633,560
3.328%, 6/1/41	30,784,813	32,360,034
3.60%, 12/1/40	8,258,221	8,654,887
3.70%, 11/1/40	3,664,612	3,853,632
4.174%, 7/1/39	5,057,758	5,373,654
5.595%, 5/1/37	3,133,024	3,256,816
6.308%, 9/1/36	934,729	964,162
Fannie Mae, Multifamily DUS
Pool 735387, 4.908%, 4/1/15	5,097,013	5,216,133
Pool 461628, 5.32%, 4/1/14	1,409,071	1,413,716
Pool 462086, 5.355%, 11/1/15	17,650,838	18,558,625
Freddie Mac, Hybrid ARM
2.33%, 4/1/37	3,496,975	3,713,457

Dodge & Cox Balanced Fund / 2

Portfolio of Investments (unaudited)	March 31, 2014

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
2.648%, 8/1/42	21,440,936	$22,039,784
2.69%, 2/1/38	8,561,941	9,071,227
2.711%, 5/1/34	3,909,950	4,166,835
3.281%, 10/1/38	3,934,251	4,216,416
3.618%, 10/1/41	3,049,462	3,192,968
5.329%, 10/1/35	5,513,686	5,803,862
5.821%, 7/1/38	1,025,245	1,100,505
6.002%, 9/1/37	1,764,566	1,797,199
6.091%, 1/1/38	1,226,688	1,288,036
Freddie Mac Gold, 15 Year
4.00%, 3/1/25-11/1/26	77,382,691	81,938,151
4.50%, 9/1/24-9/1/26	22,600,627	24,172,267
6.00%, 2/1/18	1,199,073	1,258,530
6.50%, 7/1/14-9/1/18	4,826,730	5,051,517
Freddie Mac Gold, 20 Year
4.50%, 4/1/31-6/1/31	19,121,888	20,736,184
5.00%, 11/1/25	19,445,844	21,365,755
6.50%, 10/1/26	7,694,285	8,618,012
Freddie Mac Gold, 30 Year
4.50%, 9/1/41-2/1/44	189,512,440	202,089,367
5.50%, 11/1/37-3/1/41	80,865,044	88,755,669
6.00%, 9/1/37-3/1/40	30,799,100	34,161,301
6.50%, 12/1/32-4/1/33	11,651,983	13,147,101
7.00%, 11/1/37-9/1/38	13,325,998	14,730,214
7.47%, 3/17/23	140,085	149,154
7.75%, 7/25/21	502,421	564,747
Ginnie Mae, 30 Year
7.50%, 11/15/24-10/15/25	1,396,903	1,618,045
7.97%, 4/15/20-1/15/21	714,687	784,090

		1,236,632,309

		1,653,466,798
ASSET-BACKED: 0.5%
CREDIT CARD: 0.3%
Chase Issuance Trust
Series 2012-A8 A8, 0.54%, 10/16/17	43,983,000	43,978,822
STUDENT LOAN: 0.2%
SLM Student Loan Trust Securities (Private Loans)
Series 2012-E A2A, 2.09%, 6/15/45(d)	13,775,000	13,744,888
Series 2012-B A2, 3.48%, 10/15/30(d)	9,725,000	10,108,097
Series 2014-A A2A, 2.59%, 1/15/26(d)	5,250,000	5,276,339

		29,129,324

		73,108,146
CORPORATE: 13.4%
FINANCIALS: 4.8%
Bank of America Corp.
5.30%, 3/15/17	29,000,000	31,917,661
7.625%, 6/1/19	12,440,000	15,315,232
5.625%, 7/1/20	5,030,000	5,725,885
6.625%, 5/23/36(c)	37,275,000	40,558,107
Boston Properties, Inc.
5.625%, 4/15/15	5,900,000	6,197,626
5.875%, 10/15/19	7,960,000	9,186,716
5.625%, 11/15/20	3,850,000	4,398,933
3.85%, 2/1/23	7,800,000	7,866,643
3.125%, 9/1/23	17,550,000	16,470,131
3.80%, 2/1/24	11,175,000	11,081,711
Capital One Financial Corp.
4.75%, 7/15/21	759,000	831,627
3.50%, 6/15/23	49,579,000	48,610,425
Cigna Corp.
5.125%, 6/15/20	1,820,000	2,016,072
7.65%, 3/1/23	9,705,000	11,886,286
7.875%, 5/15/27	21,888,000	27,953,931
8.30%, 1/15/33	8,845,000	11,128,584
Citigroup, Inc.
6.125%, 11/21/17	17,450,000	19,984,072
4.05%, 7/30/22	12,195,000	12,243,634
7.875%, 10/30/40(c)	40,695,925	45,091,085
Equity Residential
4.625%, 12/15/21	14,054,000	15,195,297

	PAR VALUE	VALUE
3.00%, 4/15/23	14,775,000	$13,951,338
General Electric Co.
5.50%, 1/8/20	25,095,000	28,886,453
4.375%, 9/16/20	8,475,000	9,208,367
4.625%, 1/7/21	5,750,000	6,331,555
4.65%, 10/17/21	9,825,000	10,791,397
Health Net, Inc.
6.375%, 6/1/17	13,275,000	14,436,562
HSBC Holdings PLC(b) (United Kingdom)
5.10%, 4/5/21	3,625,000	4,053,566
6.50%, 5/2/36	30,190,000	35,544,680
6.50%, 9/15/37	15,315,000	18,119,850
JPMorgan Chase & Co.
8.75%, 9/1/30(c)	23,042,000	30,746,945
Legg Mason, Inc.
5.50%, 5/21/19	17,377,000	19,198,214
Royal Bank of Scotland Group PLC(b) (United Kingdom)
5.625%, 8/24/20	11,540,000	13,035,365
6.125%, 12/15/22	42,476,000	44,489,575
6.00%, 12/19/23	3,725,000	3,814,735
SLM Corp.
3.875%, 9/10/15	7,625,000	7,853,750
6.00%, 1/25/17	14,285,000	15,570,650
4.625%, 9/25/17	5,450,000	5,729,313
8.45%, 6/15/18	11,855,000	13,959,263
Unum Group
7.19%, 2/1/28	8,305,000	9,899,677
7.25%, 3/15/28	2,030,000	2,422,882
6.75%, 12/15/28	11,368,000	13,171,601
WellPoint, Inc.
4.35%, 8/ 15/20	29,305,000	31,153,266

		696,028,662
INDUSTRIALS: 8.6%
AT&T, Inc.
6.55%, 2/15/39	7,675,000	9,055,709
5.35%, 9/1/40	26,250,000	26,825,767
Boston Scientific Corp.
6.25%, 11/15/15	1,055,000	1,142,055
6.40%, 6/15/16	24,811,000	27,502,373
Burlington Northern Santa Fe LLC(f)
8.251%, 1/15/21	763,778	904,163
4.967%, 4/1/23	8,095,740	8,788,547
3.85%, 9/1/23	6,650,000	6,741,125
5.72%, 1/15/24	9,755,196	11,106,044
5.342%, 4/1/24	11,461,319	12,657,766
5.629%, 4/1/24	17,755,791	19,975,106
Canadian Pacific Railway, Ltd.(b) (Canada)
5.75%, 1/15/42	4,850,000	5,621,698
Cemex SAB de CV(b) (Mexico)
6.50%, 12/10/19(d)	22,500,000	23,934,375
6.00%, 4/1/24(d)	10,575,000	10,601,438
Comcast Corp.
6.30%, 11/15/17	5,865,000	6,817,763
5.875%, 2/15/18	4,475,000	5,125,119
6.45%, 3/15/37	4,998,000	6,148,590
6.95%, 8/15/37	1,700,000	2,208,232
Cox Enterprises, Inc.
5.50%, 10/1/15	4,705,000	5,017,106
5.875%, 12/1/16(d)	24,570,000	27,400,145
3.25%, 12/15/22(d)	15,740,000	14,787,824
2.95%, 6/30/23(d)	37,166,000	33,924,158
CSX Corp.
9.75%, 6/15/20	5,231,000	7,071,590
Dillard’s, Inc.
7.13%, 8/1/18	3,606,000	4,128,870
7.875%, 1/1/23	8,660,000	9,699,200
7.75%, 7/15/26	50,000	53,625
7.75%, 5/15/27	540,000	570,375
7.00%, 12/1/28	15,135,000	15,399,863
Dow Chemical Co.

3 / Dodge & Cox Balanced Fund

Portfolio of Investments (unaudited)	March 31, 2014

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
8.55%, 5/15/19	21,553,000	$27,605,255
7.375%, 11/1/29	17,000,000	21,998,731
9.40%, 5/15/39	9,677,000	15,289,466
5.25%, 11/15/41	3,845,000	4,018,252
Eaton Corp. PLC(b) (Ireland)
1.50%, 11/2/17	2,885,000	2,871,648
2.75%, 11/2/22	7,500,000	7,100,723
Enel SPA(b) (Italy)
6.80%, 9/15/37(d)	14,100,000	15,980,813
6.00%, 10/7/39(d)	2,500,000	2,611,875
8.75%, 9/24/73(d)	8,100,000	9,089,010
FedEx Corp.
8.00%, 1/15/19	6,965,000	8,654,890
6.72%, 7/15/23	11,169,454	13,068,261
Ford Motor Credit Co. LLC(f)
5.625%, 9/15/15	19,250,000	20,520,808
8.125%, 1/15/20	8,320,000	10,494,781
5.75%, 2/1/21	17,700,000	20,200,001
5.875%, 8/2/21	11,350,000	13,061,149
4.25%, 9/20/22	9,593,000	9,886,997
4.375%, 8/6/23	3,775,000	3,895,400
HCA Holdings, Inc.
6.375%, 1/15/15	10,375,000	10,764,063
6.50%, 2/15/16	43,180,000	46,850,300
Hewlett-Packard Co.
3.30%, 12/9/16	14,955,000	15,730,462
Lafarge SA(b) (France)
6.20%, 7/9/15(d)	4,600,000	4,864,500
6.50%, 7/15/16	35,915,000	39,506,500
Liberty Interactive Corp.
8.50%, 7/15/29	9,462,000	10,360,890
8.25%, 2/1/30	7,291,000	7,837,825
Macy’s, Inc.
6.90%, 4/1/29	4,282,000	5,198,044
6.90%, 1/15/32	49,699,000	60,360,579
6.70%, 7/15/34	1,390,000	1,687,675
Naspers, Ltd.(b) (South Africa)
6.00%, 7/18/20(d)	12,300,000	13,345,500
Norfolk Southern Corp.
9.75%, 6/15/20	7,224,000	9,761,033
Reed Elsevier PLC(b) (United Kingdom)
8.625%, 1/15/19	4,901,000	6,194,286
3.125%, 10/15/22	22,133,000	21,236,149
Sprint Corp.
6.00%, 12/1/16	15,150,000	16,608,187
Telecom Italia SPA(b) (Italy)
6.175%, 6/18/14	3,678,000	3,714,780
6.999%, 6/4/18	17,100,000	19,387,125
7.175%, 6/18/19	27,527,000	31,552,824
7.20%, 7/18/36	11,596,000	11,798,930
7.721%, 6/4/38	7,062,000	7,556,340
Time Warner Cable, Inc.
8.75%, 2/14/19	25,265,000	31,969,447
8.25%, 4/1/19	33,815,000	42,143,702
Time Warner, Inc.
7.625%, 4/15/31	36,348,000	48,427,167
7.70%, 5/1/32	14,374,000	19,276,210
Twenty-First Century Fox, Inc.
6.40%, 12/15/35	5,355,000	6,399,450
6.15%, 3/1/37	15,000,000	17,345,235
6.65%, 11/15/37	1,638,000	2,000,648
Union Pacific Corp.
5.866%, 7/2/30	28,185,464	32,394,766
6.176%, 1/2/31	9,964,532	11,470,959
Verizon Communications, Inc.
5.15%, 9/15/23	10,250,000	11,218,307
4.15%, 3/15/24	12,750,000	12,955,250
6.55%, 9/15/43	60,476,000	73,595,361
Vulcan Materials Co.
6.50%, 12/1/16	704,000	784,960
7.50%, 6/15/21	13,905,000	16,373,137
Xerox Corp.

	PAR VALUE	VALUE
6.35%,5/15/18	28,585,000	$33,039,601
5.625%,12/15/19	13,665,000	15,488,813
4.50%,5/15/21	27,476,000	28,957,891

		1,257,713,582

		1,953,742,244

TOTAL FIXED INCOME SECURITIES
(Cost $4,350,135,252)		4,590,962,949

SHORT-TERM INVESTMENTS: 1.9%
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	14,605,910	14,605,910
REPURCHASE AGREEMENT: 1.8%
Fixed Income Clearing Corporation(e) 0.00%, dated 3/31/14, due 4/1/14, maturity value $256,948,000	256,948,000	256,948,000

TOTAL SHORT-TERM INVESTMENTS
(Cost $271,553,910)		271,553,910

TOTAL INVESTMENTS
(Cost $11,007,078,770)	99.5%	14,528,302,334
OTHER ASSETS LESS LIABILITIES	0.5%	77,249,772

NET ASSETS	100.0%	$14,605,552,106

(a)	Non-income producing
(b)	Security denominated in U.S. dollars
(c)	Cumulative preferred security
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2014, all such securities in total represented $272,530,130 or 1.9% of net assets. These securities have been deemed liquid by Dodge & Cox, investment manager, pursuant to procedures approved by the Fund’s Board of Trustees.

(e)	Repurchase agreement is collateralized by U.S. Treasury Note 0.75%, 10/31/17. Total collateral value is $262,088,341.
(f)	Subsidiary (see below)

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes, the Fund uses the country designation of an appropriate broad-based market index. In that circumstance, two countries are listed—the country of incorporation and the country designated by an appropriate index, respectively.

Fixed income securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.

ADR: American Depositary Receipt

ARM: Adjustable Rate Mortgage

CMO: Collateralized Mortgage Obligation

DUS: Delegated Underwriting and Servicing

GO: General Obligation

RB: Revenue Bond

REMIC: Real Estate Mortgage Investment Conduit

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
10 Year U.S. Treasury Note- Short Position	1,494	Jun 2014	$(184,509,000)	$641,117

Dodge & Cox Balanced Fund / 4

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Portfolio securities and other financial instruments for which market quotes are readily available are valued at market value. Listed securities are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Fixed income securities (including certain preferred stocks) are valued based on prices received from independent pricing services which utilize both dealer-supplied valuations and pricing models. Pricing models may consider quoted prices for similar securities, interest rates, prepayment speeds, and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2014:

Classification(a)	LEVEL 1 (Quoted Prices)		LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Common Stocks(b)	$9,612,548,375		$—	$—
Preferred Stocks	—		53,237,100	—
Fixed Income Securities
U.S. Treasury	507,298,686		—	—
Government-Related	—		403,347,075	—
Mortgage-Related	—		1,653,466,798	—
Asset-Backed	—		73,108,146	—
Corporate	—		1,953,742,244	—
Short-term Investments
Money Market Fund	14,605,910		—	—
Repurchase Agreement	—		256,948,000	—

Total Securities	$10,134,452,971		$4,393,849,363	$—

Other Financial Instruments

Treasury Futures Contracts	$641,117	(c)	$—	$—

(a)	There were no transfers between Level 1, Level 2 and Level 3 during the period.
(b)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.
(c)	Represents unrealized appreciation on futures contracts.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2014, the cost of investments for federal income tax purposes was $11,007,078,774. Net unrealized appreciation aggregated $3,521,223,560, of which $3,628,432,986 represented appreciated securities and $107,209,426 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at www.dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit www.dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

5 / Dodge & Cox Balanced Fund

INCOME FUND Portfolio of Investments (unaudited)	March 31, 2014

FIXED INCOME SECURITIES: 98.3%

	PAR VALUE	VALUE
U.S. TREASURY: 7.7%
U.S. Treasury Note
1.00%, 5/15/14	171,895,000	$172,089,757
0.25%, 6/30/14	211,245,000	211,344,074
0.125%, 7/31/14	246,600,000	246,648,087
0.25%, 10/31/14	200,000,000	200,203,200
0.25%, 1/15/15	150,150,000	150,314,264
0.25%, 11/30/15	150,000,000	149,894,550
1.50%, 7/31/16	350,000,000	357,437,500
0.625%, 2/15/17	350,000,000	347,812,500
1.50%, 2/28/19	131,695,000	130,419,139

		1,966,163,071
GOVERNMENT-RELATED: 9.8%
FEDERAL AGENCY: 0.7%
Arkansas Dev. Finance Authority
9.75%, 11/15/14	6,777	6,871
Small Business Admin. - 504 Program
Series 1994-20D 1, 7.70%, 4/1/14	11,123	11,125
Series 1994-20E 1, 7.75%, 5/1/14	56,597	56,954
Series 1994-20F 1, 7.60%, 6/1/14	34,332	34,734
Series 1994-20G 1, 8.00%, 7/1/14	28,350	28,871
Series 1994-20H 1, 7.95%, 8/1/14	15,655	16,001
Series 1994-20I 1, 7.85%, 9/1/14	10,253	10,516
Series 1994-20K 1, 8.65%, 11/1/14	30,745	31,453
Series 1994-20L 1, 8.40%, 12/1/14	25,944	26,617
Series 1995-20A 1, 8.50%, 1/1/15	14,125	14,516
Series 1995-20C 1, 8.10%, 3/1/15	24,524	25,237
Series 1997-20E 1, 7.30%, 5/1/17	121,518	128,020
Series 1997-20H 1, 6.80%, 8/1/17	17,753	18,676
Series 1997-20J 1, 6.55%, 10/1/17	278,556	295,639
Series 1997-20L 1, 6.55%, 12/1/17	13,181	13,894
Series 1998-20B 1, 6.15%, 2/1/18	31,811	33,516
Series 1998-20C 1, 6.35%, 3/1/18	883,305	933,885
Series 1998-20H 1, 6.15%, 8/1/18	418,463	443,157
Series 1998-20L 1, 5.80%, 12/1/18	296,370	315,661
Series 1999-20C 1, 6.30%, 3/1/19	234,241	253,156
Series 1999-20E 1, 6.30%, 5/1/19	7,893	8,568
Series 1999-20G 1, 7.00%, 7/1/19	412,415	447,338
Series 1999-20I 1, 7.30%, 9/1/19	181,977	198,597
Series 2000-20C 1, 7.625%, 3/1/20	14,245	15,653
Series 2000-20G 1, 7.39%, 7/1/20	9,368	10,289
Series 2001-20G 1, 6.625%, 7/1/21	1,977,718	2,168,075
Series 2001-20L 1, 5.78%, 12/1/21	5,908,283	6,426,311
Series 2002-20A 1, 6.14%, 1/1/22	35,138	38,284
Series 2002-20L 1, 5.10%, 12/1/22	1,691,312	1,833,339
Series 2003-20G 1, 4.35%, 7/1/23	93,792	99,201
Series 2004-20L 1, 4.87%, 12/1/24	2,637,874	2,823,249
Series 2005-20B 1, 4.625%, 2/1/25	3,773,206	3,998,037
Series 2005-20D 1, 5.11%, 4/1/25	191,603	205,896
Series 2005-20E 1, 4.84%, 5/1/25	6,816,732	7,258,596
Series 2005-20G 1, 4.75%, 7/1/25	6,346,829	6,755,996
Series 2005-20H 1, 5.11%, 8/1/25	86,405	93,590
Series 2005-20I 1, 4.76%, 9/1/25	7,520,715	8,005,527
Series 2006-20A 1, 5.21%, 1/1/26	7,746,673	8,350,363
Series 2006-20B 1, 5.35%, 2/1/26	2,360,331	2,576,518
Series 2006-20C 1, 5.57%, 3/1/26	10,560,929	11,521,001
Series 2006-20G 1, 6.07%, 7/1/26	20,422,934	22,735,789
Series 2006-20H 1, 5.70%, 8/1/26	163,225	178,405
Series 2006-20I 1, 5.54%, 9/1/26	352,098	384,863
Series 2006-20J 1, 5.37%, 10/1/26	7,236,685	7,832,452
Series 2006-20L 1, 5.12%, 12/1/26	5,658,737	6,090,031
Series 2007-20A 1, 5.32%, 1/1/27	11,816,209	12,899,350
Series 2007-20C 1, 5.23%, 3/1/27	17,791,584	19,295,432
Series 2007-20D 1, 5.32%, 4/1/27	20,009,360	22,046,009
Series 2007-20G 1, 5.82%, 7/1/27	12,116,749	13,647,077

		170,642,335

	PAR VALUE	VALUE
FOREIGN AGENCY: 2.6%
Export-Import Bank of Korea(c) (South Korea)
4.00%, 1/11/17	146,385,000	$157,750,185
Petroleo Brasileiro SA(c) (Brazil)
5.75%, 1/20/20	43,955,000	45,896,097
5.375%, 1/27/21	288,470,000	291,765,770
4.375%, 5/20/23	58,625,000	53,650,258
6.25%, 3/17/24	43,530,000	44,853,269
Petroleos Mexicanos (c) (Mexico)
6.375%, 1/23/45(b)	65,900,000	71,089,625

		665,005,204
LOCAL AUTHORITY: 5.9%
L.A. Unified School District GO
6.758%, 7/1/34	134,125,000	173,496,052
New Jersey Turnpike Authority RB
7.414%, 1/1/40	31,485,000	44,154,249
7.102%, 1/1/41	159,483,000	216,702,311
New Valley Generation
4.929%, 1/15/21	383,260	423,257
State of California GO
7.50%, 4/1/34	137,185,000	185,035,128
7.55%, 4/1/39	208,795,000	290,116,477
7.30%, 10/1/39	37,280,000	49,890,706
7.625%, 3/1/40	60,420,000	84,338,465
7.60%, 11/1/40	26,490,000	37,279,112
State of Illinois GO
4.961%, 3/1/16	54,290,000	57,998,007
5.365%, 3/1/17	186,245,000	203,491,287
5.665%, 3/1/18	165,670,000	183,262,497

		1,526,187,548
SOVEREIGN: 0.6%
Spain Government International(c) (Spain)
4.00%, 3/6/18(b)	141,165,000	148,916,370

		2,510,751,457
MORTGAGE-RELATED: 36.5%
FEDERAL AGENCY CMO & REMIC: 7.8%
Dept. of Veterans Affairs
Series 1995-2D 4A, 9.293%, 5/15/25	176,084	213,598
Series 1997-2 Z, 7.50%, 6/15/27	12,946,789	14,770,966
Series 1998-2 2A, 8.757%, 8/15/27	47,800	57,077
Series 1998-1 1A, 8.225%, 3/15/28	345,589	392,246
Fannie Mae
Trust 1998-58 PX, 6.50%, 9/25/28	616,405	690,861
Trust 1998-58 PC, 6.50%, 10/25/28	3,320,684	3,722,094
Trust 2001-T5 A2, 6.99%, 2/19/30	65,022	74,064
Trust 2001-T5 A3, 7.50%, 6/19/30	304,500	358,059
Trust 2001-69 PQ, 6.00%, 12/25/31	3,919,984	4,346,451
Trust 2002-33 A1, 7.00%, 6/25/32	3,027,202	3,465,587
Trust 2002-69 Z, 5.50%, 10/25/32	594,415	645,427
Trust 2008-24 GD, 6.50%, 3/25/37	4,492,573	4,974,406
Trust 2009-30 AG, 6.50%, 5/25/39	23,455,594	25,495,621
Trust 2009-53 QM, 5.50%, 5/25/39	6,296,618	6,797,848
Trust 2009-40 TB, 6.00%, 6/25/39	11,927,676	13,077,123
Trust 2001-T3 A1, 7.50%, 11/25/40	164,946	192,428
Trust 2010-123 WT, 7.00%, 11/25/40	82,224,963	91,477,492
Trust 2001-T7 A1, 7.50%, 2/25/41	112,848	130,115
Trust 2001-T4 A1, 7.50%, 7/25/41	2,916,716	3,464,933
Trust 2001-T10 A1, 7.00%, 12/25/41	3,289,721	3,797,707
Trust 2013-106 MA, 4.00%, 2/25/42	34,297,214	36,134,070
Trust 2002-T12 A3, 7.50%, 5/25/42	62,314	72,767
Trust 2002-90 A1, 6.50%, 6/25/42	6,570,403	7,533,334
Trust 2002-W6 2A1, 6.502%, 6/25/42	4,013,216	4,569,315
Trust 2002-W8 A2, 7.00%, 6/25/42	2,143,054	2,478,892
Trust 2002-T16 A3, 7.50%, 7/25/42	4,874,217	5,553,444
Trust 2003-W2 1A2, 7.00%, 7/25/42	10,575,325	12,186,676
Trust 2003-W4 3A, 6.621%, 10/25/42	3,807,253	4,313,435
Trust 2012-121 NB, 7.00%, 11/25/42	2,585,075	2,870,778
Trust 2003-7 A1, 6.50%, 12/25/42	5,387,632	6,187,458
Trust 2003-W1 2A, 6.677%, 12/25/42	3,894,205	4,545,210
Trust 2012-133 HF, 0.504%, 12/25/42	62,411,388	61,690,286

1 / Dodge & Cox Income Fund

Portfolio of Investments (unaudited)	March 31, 2014

FIXED INCOME SECURITIES (cotinued)

	PAR VALUE	VALUE
Trust 2012-133 JF, 0.504%, 12/25/42	21,568,322	$21,389,736
Trust 2012-134 FD, 0.504%, 12/25/42	1,666,486	1,654,144
Trust 2012-134 FT, 0.504%, 12/25/42	87,560,952	87,209,920
Trust 2012-148 LF, 0.454%, 1/25/43	73,319,356	72,199,549
Trust 2013-6 FL, 0.554%, 2/25/43	198,888,628	197,797,127
Trust 2013-15 FA, 0.504%, 3/25/43	2,331,901	2,305,105
Trust 2013-98 FA, 0.704%, 9/25/43	55,849,141	55,990,830
Trust 2013-101 CF, 0.754%, 10/25/43	27,538,425	27,705,996
Trust 2013-101 FE, 0.754%, 10/25/43	43,874,554	44,140,434
Trust 2004-T1 1A2, 6.50%, 1/25/44	3,605,767	4,092,466
Trust 2004-W2 2A2, 7.00%, 2/25/44	217,162	251,107
Trust 2004-W2 5A, 7.50%, 3/25/44	10,232,825	11,974,319
Trust 2004-W8 3A, 7.50%, 6/25/44	7,183,146	8,365,514
Trust 2004-W14 1AF, 0.554%, 7/25/44	2,388,930	2,339,592
Trust 2004-W15 1A2, 6.50%, 8/25/44	1,667,748	1,867,680
Trust 2005-W1 1A3, 7.00%, 10/25/44	8,778,115	10,021,842
Trust 2001-79 BA, 7.00%, 3/25/45	1,107,703	1,288,686
Trust 2006-W1 1A1, 6.50%, 12/25/45	774,327	874,114
Trust 2006-W1 1A2, 7.00%, 12/25/45	5,736,880	6,442,510
Trust 2006-W1 1A3, 7.50%, 12/25/45	100,013	115,421
Trust 2006-W1 1A4, 8.00%, 12/25/45	6,756,480	8,278,296
Trust 2007-W10 1A, 6.261%, 8/25/47	27,253,636	30,585,529
Trust 2007-W10 2A, 6.291%, 8/25/47	7,941,727	8,946,435
Freddie Mac
Series 2456 CJ, 6.50%, 6/15/32	366,855	408,659
Series 3312 AB, 6.50%, 6/15/32	6,577,237	7,281,527
Series T-41 2A, 6.548%, 7/25/32	384,868	444,347
Series 2587 ZU, 5.50%, 3/15/33	11,418,372	12,404,623
Series 2610 UA, 4.00%, 5/15/33	3,702,348	3,871,101
Series T-48 1A, 5.815%, 7/25/33	3,921,331	4,441,703
Series 2708 ZD, 5.50%, 11/15/33	44,045,607	48,020,943
Series 3330 GZ, 5.50%, 6/15/37	13,487,469	14,570,378
Series 4091 JF, 0.655%, 6/15/41	35,441,306	35,513,926
Series 4120 YF, 0.505%, 10/15/42	95,621,093	94,612,482
Series 4122 FP, 0.555%, 10/15/42	50,210,510	49,818,115
Series 309 F4, 0.685%, 8/15/43	97,208,003	97,310,522
Series 311 F1, 0.705%, 8/15/43	138,465,884	138,228,087
Series 4240 FA, 0.655%, 8/15/43	23,845,638	23,694,075
Series T-51 1A, 6.50%, 9/25/43	85,041	96,723
Series 4259 FA, 0.655%, 10/15/43	47,439,840	47,462,327
Series 4281 BC, 6.713%, 12/15/43	209,428,788	232,678,734
Series 4283 DW, 6.667%, 12/15/43	126,715,000	140,484,612
Series 4283 EW, 6.652%, 12/15/43	77,420,658	85,865,161
Series 4310 FA, 0.705%, 2/15/44	3,432,056	3,423,864
Series 4319 MA, 6.80%, 3/15/44	38,337,000	41,308,539

		2,014,056,568
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 28.7%
Fannie Mae, 10 Year
6.00%, 11/1/16	1,535,001	1,603,539
Fannie Mae, 15 Year
4.00%, 9/1/25-2/1/27	125,386,938	132,829,245
5.00%, 9/1/25	131,278,755	141,066,750
5.50%, 1/1/18-7/1/25	359,723,615	390,961,148
6.00%, 7/1/16-3/1/23	154,130,422	166,468,479
6.50%, 12/1/14-12/1/19	20,294,542	21,405,960
7.00%, 9/1/14-11/1/17	59,258	61,634
7.50%, 11/1/14-8/1/17	1,089,921	1,125,581
Fannie Mae, 20 Year
4.00%, 9/1/30-10/1/31	204,466,295	215,719,078
4.50%, 3/1/29-1/1/34	760,856,996	818,794,492
6.00%, 6/1/27-2/1/28	9,853,368	11,029,503
6.50%, 4/1/19-10/1/24	11,889,295	13,346,085
Fannie Mae, 30 Year
4.50%, 6/1/36-12/1/41	60,528,653	64,686,341
5.50%, 2/1/33-11/1/39	438,219,798	486,710,694
6.00%, 11/1/28-6/1/40	498,996,471	554,109,408
6.50%, 12/1/32-8/1/39	208,018,851	231,882,600
7.00%, 4/1/32-2/1/39	189,052,905	209,642,245
Fannie Mae, 40 Year
4.50%, 1/1/52	19,784,135	20,511,391
Fannie Mae, Hybrid ARM

	PAR VALUE	VALUE
1.793%, 8/1/34	3,281,031	$3,465,254
1.87%, 1/1/35	4,499,083	4,771,437
1.88%, 6/1/43	7,963,434	8,030,692
1.945%, 11/1/35	3,501,125	3,689,824
1.959%, 9/1/43	17,704,114	17,814,093
1.983%, 10/1/34	3,604,483	3,830,275
2.003%, 4/1/35	5,517,768	5,757,831
2.052%, 8/1/35	3,275,252	3,476,405
2.121%, 9/1/34	5,073,779	5,295,191
2.144%, 8/1/35	11,560,318	12,303,932
2.173%, 7/1/35	2,457,794	2,603,153
2.184%, 7/1/35	2,773,420	2,935,822
2.217%, 1/1/37	5,340,509	5,669,855
2.246%, 1/1/36	7,225,840	7,681,990
2.249%, 12/1/35	3,789,305	4,020,208
2.267%, 10/1/33-8/1/34	5,179,016	5,514,917
2.272%, 12/1/36	5,085,579	5,382,890
2.29%, 10/1/35	5,198,911	5,516,535
2.331%, 10/1/38	12,123,889	12,867,728
2.336%, 10/1/38	6,996,509	7,352,898
2.344%, 7/1/35	3,207,476	3,438,817
2.363%, 1/1/36	7,872,884	8,329,346
2.372%, 7/1/34	4,161,107	4,400,814
2.373%, 10/1/35	3,302,196	3,496,676
2.394%, 9/1/42	25,463,034	25,957,547
2.413%, 9/1/35	4,466,212	4,744,173
2.441%, 11/1/36	4,868,619	5,179,524
2.446%, 2/1/43	29,621,569	30,242,435
2.476%, 8/1/35	6,804,730	7,271,713
2.499%, 11/1/42	18,857,238	19,221,028
2.50%, 6/1/35-7/1/35	4,629,610	4,940,275
2.511%, 9/1/38	1,243,979	1,328,354
2.565%, 1/1/35	2,093,527	2,231,069
2.636%, 2/1/37	12,795,187	13,671,355
2.688%, 2/1/43	17,575,169	18,368,820
3.669%, 10/1/38	3,755,438	4,007,052
4.14%, 12/1/39	5,875,774	6,266,425
4.948%, 5/1/38	6,218,593	6,686,901
5.047%, 4/1/38	1,486,014	1,601,931
5.217%, 8/1/37	866,740	934,065
5.515%, 6/1/39	2,916,587	3,054,888
5.621%, 7/1/36	72,908	76,733
5.633%, 11/1/37	3,555,943	3,813,162
5.646%, 4/1/37	1,363,048	1,460,919
5.787%, 12/1/36	2,975,060	3,218,821
5.878%, 8/1/37	6,084,096	6,611,478
Fannie Mae, Multifamily DUS
Pool 735745, 4.998%, 1/1/17	125,675	128,121
Pool 745629, 5.223%, 1/1/18	280,957	299,773
Pool 462084, 5.275%, 11/1/15	125,665	129,698
Pool 888559, 5.451%, 6/1/17	21,336,013	23,365,850
Pool 888381, 5.508%, 4/1/17	629,115	682,044
Pool 888015, 5.538%, 11/1/16	38,933,896	42,441,056
Pool 745936, 6.084%, 8/1/16	790,715	873,473
Freddie Mac, Hybrid ARM
1.79%, 1/1/36	4,673,398	4,872,285
1.992%, 8/1/36	4,933,262	5,238,195
2.111%, 2/1/38	14,275,182	15,056,201
2.195%, 3/1/37	7,249,373	7,653,546
2.25%, 1/1/35-1/1/36	9,702,081	10,301,350
2.309%, 10/1/35	5,225,989	5,586,279
2.33%, 4/1/37	2,187,830	2,323,269
2.345%, 1/1/37	5,225,002	5,605,902
2.37%, 1/1/36	13,423,360	14,278,380
2.375%, 2/1/34-7/1/37	31,192,476	33,284,209
2.434%, 9/1/33	11,780,325	12,494,537
2.435%, 6/1/38	7,740,183	8,285,688
2.445%, 8/1/35	3,307,900	3,518,677
2.45%, 8/1/34	1,976,921	2,082,084
2.453%, 9/1/35	5,151,387	5,477,665
2.467%, 7/1/43	17,402,659	18,149,800
2.477%, 4/1/37	3,856,401	4,030,421

Dodge & Cox Income Fund / 2

Portfolio of Investments (unaudited)	March 31, 2014

FIXED INCOME SECURITIES (cotinued)

	PAR VALUE	VALUE
2.485%, 3/1/35	2,428,108	$2,572,913
2.527%, 8/1/35	4,649,600	4,950,558
2.532%, 10/1/38	4,721,254	4,999,339
2.537%, 4/1/38	11,728,001	12,392,287
2.553%, 4/1/38	15,032,617	16,044,547
2.601%, 4/1/36	8,232,185	8,773,446
3.281%, 10/1/38	1,937,729	2,076,703
5.005%, 6/1/38	2,719,801	2,846,231
5.018%, 11/1/34	2,902,428	3,043,411
5.435%, 11/1/39	9,008,515	9,375,917
5.785%, 1/1/38	2,767,756	2,893,118
6.129%, 12/1/36	3,677,561	3,841,959
6.143%, 10/1/37	2,071,248	2,192,796
Freddie Mac Gold, 15 Year
4.00%, 6/1/26 - 6/1/27	593,675,382	629,073,913
4.50%, 3/1/25 - 6/1/26	41,471,221	44,351,007
5.50%, 10/1/20 - 12/1/24	23,062,988	25,115,314
6.00%, 8/1/16 - 11/1/23	49,340,439	53,567,260
6.50%, 7/1/14 - 9/1/18	6,472,387	6,797,490
Freddie Mac Gold, 20 Year
4.00%, 9/1/31	96,333,628	101,526,845
4.50%, 5/1/30 - 1/1/34	267,078,344	289,341,671
5.50%, 11/1/23	11,076,387	12,161,708
6.00%, 7/1/25 - 12/1/27	53,975,669	59,879,611
6.50%, 7/1/21 - 10/1/26	6,501,657	7,284,650
Freddie Mac Gold, 30 Year
4.50%, 3/1/39 - 3/1/44	967,423,602	1,032,623,890
5.50%, 3/1/34 - 8/1/40	396,005,522	435,887,134
6.00%, 2/1/33 - 5/1/40	458,042,334	508,501,918
6.50%, 12/1/32 - 10/1/38	41,494,797	46,227,818
7.00%, 4/1/31 - 11/1/38	10,318,344	11,416,426
7.90%, 2/17/21	679,979	725,194
Ginnie Mae, 30 Year
7.00%, 5/15/28	603,776	698,036
7.50%, 9/15/17 - 5/15/25	2,262,285	2,612,036
7.80%, 6/15/20 - 1/15/21	547,130	597,929
7.85%, 1/15/21 - 10/15/21	9,739	9,861
8.00%, 9/15/20	11,263	12,778

		7,371,063,641
PRIVATE LABEL CMO & REMIC: 0.0%(f)
GSMPS Mortgage Loan Trust
Series 2004-4 1A4, 8.50%, 6/25/34 30 Year(b)	6,227,595	6,731,240

		9,391,851,449
ASSET-BACKED: 1.7%
STUDENT LOAN: 0.7%
SLM Student Loan Trust Securities
Series 2007-3 A2, 0.249%, 10/25/17	2,649,825	2,641,653
SLM Student Loan Trust Securities (Private Loans)
Series 2013-A A2A, 1.77%, 5/17/27(b)	9,116,000	8,947,190
Series 2012-B A2, 3.48%, 10/15/30(b)	48,950,000	50,878,287
Series 2013-C A2A, 2.94%, 10/15/31(b)	22,000,000	22,413,952
Series 2012-E A2A, 2.09%, 6/15/45(b)	10,100,000	10,077,921
Series 2012-C A2, 3.31%, 10/15/46(b)	88,513,000	91,791,433

		186,750,436
CREDIT CARD: 1.0%
Chase Issuance Trust
Series 2012-A8 A8, 0.54%, 10/16/17	262,460,000	262,435,066

		449,185,502
CORPORATE: 42.6%
FINANCIALS: 14.9%
Bank of America Corp.
7.625%, 6/1/19	199,782,000	245,957,214
6.625%, 5/23/36(a)	240,328,000	261,495,610
Boston Properties, Inc.
5.625%, 4/15/15	34,510,000	36,250,857
3.70%, 11/15/18	28,620,000	30,367,623
5.875%, 10/15/19	48,079,000	55,488,455
5.625%, 11/15/20	64,385,000	73,565,013
4.125%, 5/15/21	23,365,000	24,528,764

	PAR VALUE	VALUE
3.85%, 2/1/23	20,666,000	$20,842,570
3.125%, 9/1/23	23,745,000	22,283,946
3.80%, 2/1/24	55,900,000	55,433,347
Capital One Financial Corp.
4.75%, 7/15/21	80,065,000	87,726,260
3.50%, 6/15/23	176,196,000	172,753,835
Cigna Corp.
8.50%, 5/1/19	74,756,000	95,137,775
4.00%, 2/15/22	39,605,000	41,073,118
7.65%, 3/1/23	6,317,000	7,736,803
7.875%, 5/15/27	29,355,000	37,490,298
8.30%, 1/15/33	8,195,000	10,310,769
6.15%, 11/15/36	93,129,000	111,426,520
Citigroup, Inc.
1.936%, 5/15/18	140,345,000	145,545,624
4.05%, 7/30/22	60,554,000	60,795,489
7.875%, 10/30/40(a)	220,332,575	244,128,493
Equity Residential
4.625%, 12/15/21	78,882,000	85,287,849
3.00%, 4/15/23	45,775,000	43,223,181
General Electric Co.
5.50%, 1/8/20	176,920,000	203,649,781
4.375%, 9/16/20	64,160,000	69,711,957
4.65%, 10/17/21	47,950,000	52,666,410
Health Net, Inc.
6.375%, 6/1/17	90,557,000	98,480,737
HSBC Holdings PLC(c) (United Kingdom)
5.10%, 4/5/21	52,270,000	58,449,621
9.30%, 6/1/21	100,000	130,581
6.50%, 5/2/36	131,906,000	155,301,640
6.50%, 9/15/37	81,937,000	96,943,270
JPMorgan Chase & Co.
4.95%, 3/25/20	28,030,000	31,170,930
3.375%, 5/1/23	56,735,000	53,713,975
8.75%, 9/1/30(a)	48,438,000	64,635,037
Legg Mason, Inc.
5.50%, 5/21/19	136,480,000	150,783,923
Royal Bank of Scotland Group PLC(c) (United Kingdom)
6.125%, 1/11/21	60,780,000	70,909,716
6.125%, 12/15/22	195,044,000	204,290,061
6.00%, 12/19/23	52,185,000	53,442,137
SLM Corp.
3.875%, 9/10/15	56,710,000	58,411,300
6.00%, 1/25/17	141,895,000	154,665,550
4.625%, 9/25/17	41,627,000	43,760,384
Unum Group
6.85%, 11/15/15(b)	20,695,000	22,412,582
7.19%, 2/1/28	11,295,000	13,463,799
7.25%, 3/15/28	25,060,000	29,910,062
6.75%, 12/15/28	8,107,000	9,393,224
WellPoint, Inc.
5.25%, 1/15/16	50,133,000	53,864,650
5.875%, 6/15/17	16,016,000	18,060,955
7.00%, 2/15/19	83,470,000	99,291,905

		3,836,363,600
INDUSTRIALS: 27.7%
AT&T, Inc.
8.00%, 11/15/31	151,477,000	210,091,025
5.35%, 9/1/40	14,895,000	15,221,707
BHP Billiton, Ltd.(c) (Australia)
5.50%, 4/1/14	48,375,000	48,375,000
Boston Scientific Corp.
6.25%, 11/15/15	14,550,000	15,750,622
6.40%, 6/15/16	109,769,000	121,676,192
6.00%, 1/15/20	15,690,000	18,014,207
Burlington Northern Santa Fe LLC(e)
4.70%, 10/1/19	75,445,000	83,162,948
7.57%, 1/2/21	13,011,122	15,118,459
8.251%, 1/15/21	4,941,376	5,849,616
4.10%, 6/1/21	5,820,000	6,132,610

3 / Dodge & Cox Income Fund

Portfolio of Investments (unaudited)	March 31, 2014

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
3.05%, 9/1/22	14,780,000	$14,160,452
5.943%, 1/15/23	68,198	75,126
3.85%, 9/1/23	70,425,000	71,390,034
5.72%, 1/15/24	17,065,790	19,428,971
5.342%, 4/1/24	6,364,236	7,028,598
5.629%, 4/1/24	26,361,429	29,656,372
5.996%, 4/1/24	49,906,259	57,641,730
Cemex SAB de CV(c) (Mexico)
6.50%, 12/10/19(b)	128,775,000	136,984,406
6.00%, 4/1/24(b)	55,575,000	55,713,938
Comcast Corp.
5.85%, 11/15/15	14,745,000	15,981,929
6.50%, 1/15/17	36,215,000	41,352,496
6.30%, 11/15/17	16,175,000	18,802,613
5.875%, 2/15/18	68,310,000	78,233,940
5.70%, 5/15/18	2,645,000	3,038,306
6.45%, 3/15/37	3,250,000	3,998,183
6.95%, 8/15/37	37,804,000	49,105,884
Cox Enterprises, Inc.
5.45%, 12/15/14	14,915,000	15,416,606
5.50%, 10/1/15	265,000	282,579
5.875%, 12/1/16(b)	76,215,000	84,993,977
9.375%, 1/15/19(b)	145,119,000	184,744,469
3.25%, 12/15/22(b)	67,799,000	63,697,567
2.95%, 6/30/23(b)	98,680,000	90,072,538
CSX Corp.
8.375%, 10/15/14	39,857	41,452
9.75%, 6/15/20	10,067,000	13,609,195
6.251%, 1/15/23	17,337,488	20,076,811
Dillard’s, Inc.
7.13%, 8/1/18	23,565,000	26,981,925
7.875%, 1/1/23	275,000	308,000
7.75%, 7/15/26	21,016,000	22,539,660
7.75%, 5/15/27	12,848,000	13,570,700
7.00%, 12/1/28	28,225,000	28,718,938
Dow Chemical Co.
8.55%, 5/15/19	107,035,000	137,091,284
7.375%, 11/1/29	48,989,000	63,393,873
9.40%, 5/15/39	122,658,000	193,797,187
Eaton Corp. PLC(c) (Ireland)
1.50%, 11/2/17	22,630,000	22,525,268
2.75%, 11/2/22	61,835,000	58,543,090
Enel SPA(c) (Italy)
6.80%, 9/15/37(b)	82,615,000	93,635,097
6.00%, 10/7/39(b)	46,581,000	48,665,500
8.75%, 9/24/73(b)	33,050,000	37,085,405
FedEx Corp.
8.00%, 1/15/19	18,050,000	22,429,399
6.72%, 7/15/23	16,724,303	19,567,434
7.65%, 7/15/24	2,103,350	2,566,087
Ford Motor Credit Co. LLC(e)
5.625%, 9/15/15	49,025,000	52,261,434
8.125%, 1/15/20	6,525,000	8,230,583
5.75%, 2/1/21	136,841,000	156,168,833
5.875%, 8/2/21	80,875,000	93,067,877
4.25%, 9/20/22	44,075,000	45,425,767
4.375%, 8/6/23	27,875,000	28,764,045
HCA Holdings, Inc.
6.375%, 1/15/15	80,218,000	83,226,175
6.50%, 2/15/16	235,325,000	255,327,625
Hewlett-Packard Co.
3.30%, 12/9/16	90,750,000	95,455,660
Lafarge SA(c) (France)
6.20%, 7/9/15(b)	153,560,000	162,389,700
6.50%, 7/15/16	126,496,000	139,145,600
Liberty Interactive Corp.
8.50%, 7/15/29	11,937,000	13,071,015
8.25%, 2/1/30	28,876,000	31,041,700
Macy’s, Inc.
7.875%, 7/15/15	17,055,000	18,519,274
5.90%, 12/1/16	16,796,000	18,685,600
6.65%, 7/15/24	39,631,000	47,365,901

	PAR VALUE	VALUE
7.00%, 2/15/28	25,985,000	$31,508,554
6.70%, 9/15/28	26,965,000	31,572,105
6.90%, 4/1/29	51,067,000	61,991,712
6.90%, 1/15/32	52,640,000	63,932,491
6.70%, 7/15/34	88,892,000	107,928,666
6.375%, 3/15/37	37,091,000	44,834,117
Naspers, Ltd.(c) (South Africa)
6.00%, 7/18/20(b)	92,725,000	100,606,625
Nordstrom, Inc.
6.95%, 3/15/28	12,700,000	15,788,348
Norfolk Southern Corp.
7.70%, 5/15/17	28,585,000	33,890,319
9.75%, 6/15/20	13,813,000	18,664,057
Reed Elsevier PLC(c) (United Kingdom)
8.625%, 1/15/19	27,733,000	35,051,240
3.125%, 10/15/22	125,201,000	120,127,730
Sprint Corp.
6.00%, 12/1/16	118,140,000	129,510,975
Telecom Italia SPA(c) (Italy)
6.175%, 6/18/14	37,712,000	38,089,120
6.999%, 6/4/18	115,097,000	130,491,224
7.175%, 6/18/19	137,111,000	157,163,484
7.20%, 7/18/36	34,115,000	34,712,013
7.721%, 6/4/38	59,463,000	63,625,410
Time Warner Cable, Inc.
8.75%, 2/14/19	81,834,000	103,549,879
8.25%, 4/1/19	221,583,000	276,159,336
5.00%, 2/1/20	8,200,000	8,958,221
4.00%, 9/1/21	4,095,000	4,248,530
Time Warner, Inc.
7.625%, 4/15/31	162,843,000	216,958,986
7.70%, 5/1/32	154,808,000	207,604,804
Twenty-First Century Fox, Inc.
6.20%, 12/15/34	7,440,000	8,671,417
6.40%, 12/15/35	29,170,000	34,859,375
6.15%, 3/1/37	29,205,000	33,771,173
6.65%, 11/15/37	12,560,000	15,340,746
6.15%, 2/15/41	29,795,000	35,044,164
Union Pacific Corp.
5.375%, 5/1/14	6,926,000	6,952,319
4.875%, 1/15/15	10,449,000	10,799,480
6.85%, 1/2/19	2,816,599	3,170,727
6.70%, 2/23/19	4,069,610	4,548,127
7.60%, 1/2/20	1,332,079	1,573,680
4.163%, 7/15/22	29,962,000	31,681,040
6.061%, 1/17/23	8,154,908	9,193,894
4.698%, 1/2/24	4,060,984	4,352,366
3.646%, 2/15/24	42,961,000	42,830,613
5.082%, 1/2/29	8,807,511	9,688,234
5.866%, 7/2/30	46,508,282	53,453,968
6.176%, 1/2/31	34,255,540	39,434,253
Verizon Communications, Inc.
5.15%, 9/15/23	57,195,000	62,598,154
4.15%, 3/15/24	66,000,000	67,062,468
6.55%, 9/15/43	314,350,000	382,543,517
Vulcan Materials Co.
6.50%, 12/1/16	4,531,000	5,052,065
7.50%, 6/15/21	94,735,000	111,550,462
Xerox Corp.
8.25%, 5/15/14	5,895,000	5,944,471
6.40%, 3/15/16	72,137,000	79,601,665
7.20%, 4/1/16	25,586,000	28,588,389
6.75%, 2/1/17	62,799,000	71,472,672
2.95%, 3/15/17	1,125,000	1,169,793
6.35%, 5/15/18	106,052,000	122,578,826
5.625%, 12/15/19	66,647,000	75,542,109
4.50%, 5/15/21	54,230,000	57,154,841

		7,107,679,148

		10,944,042,748

TOTAL FIXED INCOME SECURITIES
(Cost $23,810,489,825)		25,261,994,227

Dodge & Cox Income Fund / 4

Portfolio of Investments (unaudited)	March 31, 2014

SHORT-TERM INVESTMENTS: 2.3%
COMMERCIAL PAPER: 0.4%
WellPoint, Inc. (b) 4/1/14	100,000,000	100,000,000
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	25,673,873	25,673,873
REPURCHASE AGREEMENT: 1.8%
Fixed Income Clearing Corporation(d) 0.00%, dated 3/31/14, due 4/1/14, maturity value $481,250,000	481,250,000	481,250,000

TOTAL SHORT-TERM INVESTMENTS
(Cost $606,923,873)		606,923,873

TOTAL INVESTMENTS
(Cost $24,417,413,698)	100.6%	25,868,918,100
OTHER ASSETS LESS LIABILITIES	(0.6%)	(160,070,165)

NET ASSETS	100.0%	$25,708,847,935

(a)	Cumulative preferred security
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2014, all such securities in total represented $1,591,847,822 or 6.2% of net assets. These securities have been deemed liquid by Dodge & Cox, investment manager, pursuant to procedures approved by the Fund’s Board of Trustees.

(c)	Security denominated in U.S. dollars
(d)	Repurchase agreement is collateralized by U.S. Treasury Note 0.875%-3.625%, 7/31/19-5/31/20. Total collateral value is $490,875,063.
(e)	Subsidiary (see below)
(f)	Rounds to 0.0%

Fixed income securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.

ARM: Adjustable Rate Mortgage

CMO: Collateralized Mortgage Obligation

DUS: Delegated Underwriting and Servicing

REMIC: Real Estate Mortgage Investment Conduit

GO: General Obligation

RB: Revenue Bond

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
10 Year U.S. Treasury Note – Short Position	4,994	Jun 2014	$(616,759,000)	$883,906

5 / Dodge & Cox Income Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Fixed income securities are valued based on prices received from independent pricing services which utilize both dealer-supplied valuations and pricing models. Pricing models may consider quoted prices for similar securities, interest rates, prepayment speeds, and credit risk. Exchange-traded derivatives are valued daily at the settlement price by the relevant exchange. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2014:

Classification (a)	LEVEL 1 (Quoted Prices)		LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Fixed Income Securities
U.S. Treasury	$1,966,163,071		$—	$—
Government-Related	—		2,510,751,457	—
Mortgage-Related	—		9,391,851,449	—
Asset-Backed	—		449,185,502	—
Corporate	—		10,944,042,748	—
Short-term Investments
Commercial Paper	—		100,000,000	—
Money Market Fund	25,673,873		—	—
Repurchase Agreement	—		481,250,000	—

Total Securities	$1,991,836,944		$23,877,081,156	$—

Other Financial Instruments

Treasury Futures Contracts	$883,906	(b)	$—	$—

(a)	There were no transfers between Level 1, Level 2 and Level 3 during the period.
(b)	Represents unrealized appreciation on Treasury futures contracts.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2014, the cost of investments for federal income tax purposes was $24,417,463,043. Net unrealized appreciation aggregated $1,451,455,057, of which $1,514,223,195 represented appreciated securities and $62,768,138 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at www.dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit www.dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Income Fund / 6

ITEM 2.	CONTROLS AND PROCEDURES.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision of and with the participation of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures were effective.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached. (EX-99.CERTS)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dodge & Cox Funds

By	/s/ Charles F. Pohl
Charles F. Pohl
Chairman—Principal Executive Officer

Date: May 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Dodge & Cox Funds

By	/s/ Charles F. Pohl
Charles F. Pohl
Chairman—Principal Executive Officer

By	/s/ David H. Longhurst
David H. Longhurst
Treasurer—Principal Financial Officer

Date: May 7, 2014